UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

2012 Semiannual Report

TIAA Separate Account VA-1

June 30, 2012

Financial statements (unaudited)

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Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2012. The report contains three main sections:

  •  The account performance section compares the account’s investment returns with those of its benchmark index.

  •  The summary portfolio of investments lists the industries and types of securities in which the account had investments as of

      June 30, 2012.

  •  The financial statements provide detailed information about the operations and financial condition of the account.

   The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

    You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

    The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

    The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

    The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

    Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

    This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2	2012 Semiannual Report ▪ TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2012

Stock Index Account	Beginning account value (1/1/12)	Ending account value (6/30/12)	Expenses paid during period (1/1/12–6/30/12	* )

Actual return	$1,000.00	$1,089.32	$3.90

5% annual hypothetical return	1,000.00	1,021.13	3.77

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2012. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark, service mark and copyright of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments.

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	3

Stock Index Account

Performance for the six months ended June 30, 2012

The Stock Index Account returned 8.93% for the period, compared with the 9.32% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2012, the account returned 3.14%, versus 3.84% for the index.

For the six-month period, the account’s return trailed that of its benchmark primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk profile similar to that of its benchmark.

    For the first quarter of 2012, U.S. stocks, as measured by the Russell 3000 Index, gained 12.87%. The rally was driven by positive U.S. economic data and easing concerns about the European sovereign debt crisis. However, stocks lost 3.15% in the second quarter on signs that growth was slowing, as well as on renewed worries about the fiscal health of Greece, Spain and other European nations. Despite the second quarter decline, stocks finished the first half of the year with a strong gain.

    For the six months, large-cap stocks rose 9.38%, while small- and mid-cap issues returned 8.53% and 7.97%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 9.98% to 8.64%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Three largest sectors drive the benchmark’s advance

For the period, eight of the nine industry sectors of the Russell 3000 generated positive returns, with four achieving double-digit gains. The biggest contributions to performance came from the benchmark’s three largest sectors—technology, financial services and consumer discretionary—which rose 11.9%, 13.6% and 13.0%, respectively. Together, these three sectors made up nearly half of the benchmark’s total market capitalization at period-end. Solid contributions from health care (up 12.8%) and producer durables (up 7.3%) also boosted the benchmark’s return.

    Energy, down 3.2%, was the only sector in the benchmark to post a loss for the period. Energy stocks struggled due to falling oil and natural gas prices.

    Three of the five largest stocks in the Russell 3000 Index scored exceptional gains for the six-month period. Apple led the way, rising 44.2%, followed by Microsoft and General Electric, which climbed 19.4% and 18.4%, respectively. In contrast, IBM (up 7.2%) and Exxon Mobil (up 2.2%) trailed the market.

4	2012 Semiannual Report ▪ TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2012

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/1994	8.93%	3.14%	–0.21%	5.18%

Russell 3000 Index	—	9.32	3.84	0.39	5.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2012

Information technology	18.9

Financials	16.4

Consumer discretionary	11.9

Health care	11.9

Industrials	11.0

Energy	9.7

Consumer staples	9.6

Materials	3.9

Utilities	3.7

Telecommunication services	2.8

Short-term investments	2.3

Other assets & liabilities, net	–2.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2012

More than $50 billion	42.4

More than $15 billion–$50 billion	24.8

More than $2 billion–$15 billion	25.4

$2 billion or less	7.4
Total	100.0

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2012

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$6,189	0.8%

BANKS
91,195	US Bancorp	2,933	0.4
237,118	Wells Fargo & Co	7,929	1.1
	Other	13,782	1.9

		24,644	3.4

CAPITAL GOODS
33,707	3M Co	3,020	0.4
36,040	Boeing Co	2,678	0.4
511,859	General Electric Co	10,667	1.5
44,274	United Technologies Corp	3,344	0.4
	Other	39,905	5.4

		59,614	8.1

COMMERCIAL & PROFESSIONAL SERVICES		6,972	0.9

CONSUMER DURABLES & APPAREL		9,867	1.3

CONSUMER SERVICES
49,009	McDonald’s Corp	4,339	0.6
	Other	12,337	1.7

		16,676	2.3

DIVERSIFIED FINANCIALS
49,149	American Express Co	2,861	0.4
523,720	Bank of America Corp	4,284	0.6
141,327	Citigroup, Inc	3,874	0.5
183,764	JPMorgan Chase & Co	6,566	0.9
	Other	24,815	3.4

		42,400	5.8

ENERGY
95,294	Chevron Corp	10,054	1.4
60,914	ConocoPhillips	3,404	0.5
226,275	Exxon Mobil Corp	19,362	2.6
39,065	Occidental Petroleum Corp	3,351	0.4
64,642	Schlumberger Ltd	4,196	0.6
	Other	31,128	4.2

		71,495	9.7

FOOD & STAPLES RETAILING
61,686	CVS Corp	2,883	0.4
81,560	Wal-Mart Stores, Inc	5,686	0.8
	Other	6,533	0.9

		15,102	2.1

6	2012 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2012

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
98,862		Altria Group, Inc	$3,416	0.5%
94,091		Coca-Cola Co	7,357	1.0
80,583		Kraft Foods, Inc (Class A)	3,112	0.4
75,461		PepsiCo, Inc	5,332	0.7
82,865		Philip Morris International, Inc	7,231	1.0
		Other	14,311	2.0

			40,759	5.6

HEALTH CARE EQUIPMENT & SERVICES
50,528		UnitedHealth Group, Inc	2,956	0.4
		Other	28,441	3.9

			31,397	4.3

HOUSEHOLD & PERSONAL PRODUCTS
133,128		Procter & Gamble Co	8,154	1.1
		Other	6,648	0.9

			14,802	2.0

INSURANCE
85,139	*	Berkshire Hathaway, Inc (Class B)	7,095	1.0
		Other	19,742	2.7

			26,837	3.7

MATERIALS			28,653	3.9

MEDIA
129,457		Comcast Corp (Class A)	4,139	0.5
86,175		Walt Disney Co	4,179	0.6
		Other	16,078	2.2

			24,396	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
75,594		Abbott Laboratories	4,874	0.7
37,436		Amgen, Inc	2,734	0.4
81,312		Bristol-Myers Squibb Co	2,923	0.4
133,351		Johnson & Johnson	9,009	1.2
147,373		Merck & Co, Inc	6,153	0.8
361,632		Pfizer, Inc	8,318	1.1
		Other	21,607	3.0

			55,618	7.6

REAL ESTATE			26,802	3.7

RETAILING
17,525	*	Amazon.com, Inc	4,002	0.6
74,360		Home Depot, Inc	3,940	0.5
		Other	22,363	3.0

			30,305	4.1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	7

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2012

Shares		Company		Value (000)		% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
242,849		Intel Corp		$6,472		0.9%
		Other		11,429		1.5

				17,901		2.4

SOFTWARE & SERVICES
12,520	*	Google, Inc (Class A)		7,262		1.0
52,668		International Business Machines Corp		10,301		1.4
363,682		Microsoft Corp		11,125		1.5
185,646		Oracle Corp		5,514		0.8
25,526		Visa, Inc (Class A)		3,156		0.4
		Other		31,196		4.2

				68,554		9.3

TECHNOLOGY HARDWARE & EQUIPMENT
45,320	*	Apple, Inc		26,467		3.6
260,255		Cisco Systems, Inc		4,469		0.6
82,673		Qualcomm, Inc		4,603		0.7
		Other		16,257		2.2

				51,796		7.1

TELECOMMUNICATION SERVICES
283,931		AT&T, Inc		10,125		1.4
137,544		Verizon Communications, Inc		6,113		0.8
		Other		4,409		0.6

				20,647		2.8

TRANSPORTATION
22,923		Union Pacific Corp		2,735		0.4
35,058		United Parcel Service, Inc (Class B)		2,761		0.4
		Other		8,558		1.1

				14,054		1.9

UTILITIES				27,389		3.7

		TOTAL COMMON STOCKS	(Cost $516,296)	732,869		99.8

RIGHTS/WARRANTS
ENERGY				0	^	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	0	^	0.0

8	2012 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2012

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
16,588,077	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$16,588	2.3%

				16,588	2.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $16,588)	16,588	2.3

		TOTAL PORTFOLIO	(Cost $532,884)	749,457	102.1
		OTHER ASSETS & LIABILITIES		(15,028)	(2.1)

		NET ASSETS		$734,429	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $16,548,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2012

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*^	$749,457
Cash	404
Receivable from securities transactions	429
Dividends receivable	1,070
Other	80

Total assets	751,440

LIABILITIES
Due to affiliates	67
Payable for securities transactions	322
Payable for collateral for securities loaned	16,588
Other	34

Total liabilities	17,011

NET ASSETS
Accumulation Fund	$734,429

Accumulation units outstanding	7,595

Accumulation unit value	$96.70

* Portfolio investments, at cost	$532,884
^ Includes securities loaned of	$16,548

10	2012 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2012

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$7,480
Income from securities lending	157

Total income	7,637

EXPENSES
Administrative	734
Investment advisory	1,101
Mortality and expense risk charges	1,468

Total expenses	3,303
Less: Expense waiver by investment adviser	(550)

Net expenses	2,753

Net investment income (loss)	4,884

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	10,149
Futures transactions	(11)

Net realized gain (loss) on total investments	10,138

Change in unrealized appreciation (depreciation) on:
Portfolio investments	47,015

Net change in unrealized appreciation (depreciation) on total investments	47,015

Net realized and unrealized gain (loss) on total investments	57,153

Net increase (decrease) in net assets from operations	$62,037

* Net of foreign withholding taxes of	$4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	11

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2012	December 31, 2011

	(unaudited)

OPERATIONS
Net investment income (loss)	$4,884	$8,866
Net realized gain (loss) on total investments	10,138	14,897
Net change in unrealized appreciation (depreciation) on total investments	47,015	(20,555)

Net increase (decrease) in net assets from operations	62,037	3,208

FROM CONTRACTOWNER TRANSACTIONS
Premiums	11,447	27,309
Withdrawals and death benefits	(38,137)	(76,724)

Net increase (decrease) in net assets resulting from contractowner transactions	(26,690)	(49,415)

Net increase (decrease) in net assets	35,347	(46,207)

NET ASSETS
Beginning of period	699,082	745,289

End of period	$734,429	$699,082

ACCUMULATION UNITS
Units purchased	120	302
Units sold	(400)	(854)

OUTSTANDING
Beginning of period	7,875	8,427

End of period	7,595	7,875

12	2012 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Financial highlights

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
	6/30/12		12/31/11	12/31/10	12/31/09	12/31/08	12/31/07

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.989		$1.754	$1.542	$1.413	$1.758	$1.750
Expenses (a)	0.357		0.671	0.591	0.452	0.484	0.575

Net investment income (a)	0.632		1.083	0.951	0.961	1.274	1.175
Net realized and unrealized gain (loss) on total investments	7.298		(0.755)	11.319	15.456	(37.166)	2.979

Net change in accumulation unit value	7.930		0.328	12.270	16.417	(35.892)	4.154

Accumulation Unit Value:
Beginning of period	88.769		88.441	76.171	59.754	95.646	91.492

End of period	$96.699		$88.769	$88.441	$76.171	$59.754	$95.646

TOTAL RETURN (b)	8.93%	(d)	0.37%	16.11%	27.48%	(37.53)%	4.54%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75%	(e)	0.75%	0.75%	0.71%	0.67%	0.67%
Ratio of net investment income to average net assets	1.33%	(e)	1.21%	1.21%	1.50%	1.58%	1.19%

SUPPLEMENTAL DATA
Portfolio turnover rate	4%	(d)	6%	10%	6%	7%	6%
Accumulation units outstanding at the end period (c)	7,595		7,875	8,427	8,921	9,488	10,345
Net assets at the end of period (c)	$734,429		$699,082	$745,289	$679,559	$566,938	$989,292

(a)	Based upon average accumulation units outstanding.
(b)	Based on per accumulation data.
(c)	Thousands
(d)	The percentages shown for this period are not annualized.
(e)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	13

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007–2011) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The Management Committee (“Committee”), all of whom are independent, receives certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In

14	2012 Semiannual Report ▪ TIAA Separate Account VA-1

continued

addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) adopted Accounting Standards Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 amends ASC 860, Transfers and Servicing in relation to the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. ASU 2011-03 eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement or other agreement is accounted for as a sale or a secured borrowing. ASU 2011-03 applies to the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Account’s financial statements.

In May 2011, FASB adopted ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The ASU converges the guidance of both entities on fair value measurements and disclosures. ASU 2011-04 requires additional disclosures around transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy. The ASU applies to interim or annual periods beginning after December 15, 2011. Management has evaluated the implications of this guidance and has determined that the new requirements do not have a material impact to the Account’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	15

Notes to financial statements (unaudited)

instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

16	2012 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2012, there were no transfers between levels by the Account.

As of June 30, 2012, the Account held a Level 3 security valued at zero. All other investments were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

For the period ended June 30, 2012, the effect of derivative contracts on the Account’s Statement of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$(11)	$—

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange- traded funds, guarantees the futures against default. During the period ended June 30, 2012, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2012, the Account did not hold any futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	17

Notes to financial statements (unaudited)

instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statement of Operations. The Account bears the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $216,573,000, consisting of gross unrealized appreciation of $300,871,000 and gross unrealized depreciation of $(84,298,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended June 30, 2012 were $30,575,000 and $52,903,000, respectively.

18	2012 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2012, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	19

Management committee renewal of the investment management agreement (unaudited)

Among its other duties, the Management Committee (the “Committee”) of the TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment management services and overseeing the everyday operations and other service providers of the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), initially approves or annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

Overview of the renewal process

The Committee held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement using its previously established process for reviewing the Agreement. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Members to develop guidelines and specific requests relating to the types of information to be provided to the Operations Committee and to all Members in connection with the proposed contract renewal, and then helped evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Members, legal counsel to the Members and legal counsel to TAI and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Members by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Committee, Lipper produced, among other information, extensive performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives

20	2012 Semiannual Report ▪ TIAA Separate Account VA-1

and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against an appropriate broad-based benchmark index. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes of funds that underlie variable products and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Members’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Committee meeting held on March 29, 2012, legal counsel for the Members requested on behalf of the Committee, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Members); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee, with assistance from its Operations Committee, reviewed

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	21

Management committee renewal of the investment management agreement (unaudited)

various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized by TAI and its affiliates from their relationship with the Separate Account; (4) fees charged by other advisers for managing similar funds; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to all of the Members and to its Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Separate Account, each Member may have accorded different weight to different factors, and thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 29, 2012, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below are certain general factors the Committee considered for the Separate Account.

The nature, extent and quality of services

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI or its advisory affiliates also manage various funds or accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The

22	2012 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Committee considered the investment performance of the Separate Account over one-, two-, three-, four-, five- and ten-year periods. The Committee considered the Separate Account’s performance as compared to its peer group, peer universe and benchmark index, the Russell 3000® Index. In this regard, the Committee considered that the performance of the Separate Account generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account). (For additional detail regarding the Separate Account’s performance, see the bullet-point synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

Cost and profitability

The Committee considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Separate Account. The Committee considered TAI’s profit calculations with respect to its services to the Separate Account both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate that permits TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI had earned profits with respect to the Separate Account under the Agreement, and expected this trend to continue. The Committee concluded that these profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Committee determined that the management fee rate charged to the Separate

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	23

Management committee renewal of the investment management agreement (unaudited)

Account under the Agreement typically was lower than the management fee rates charged by many or most comparable mutual funds that underlie variable products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable products are set and potentially material differences between the Separate Account and its comparable mutual funds. Additionally, the Committee considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement with respect to the Separate Account was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

Economies of scale

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee determined that the current fee rate at current asset levels generally was low as compared to peer groups of mutual funds that underlie variable products. The Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed at lower fee rates) would have a material effect on the overall fee rate. However, since the Separate Account is no longer being actively sold, TAI has little expectation that the Separate Account’s assets would grow, creating economies of scale that could be passed on to contractholders through breakpoints. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was within an acceptable range in light of current and potential economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies, including other funds and accounts that are indexed to the Russell 3000® Index. The Committee considered the schedule of management fee rates for each of these funds and accounts. The Committee also considered TAI’s representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

24	2012 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Other benefits

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and the Separate Account may benefit from economies of scale to the extent that the Separate Account is managed in the same manner and by the same personnel as certain of other series of the TIAA-CREF Fund Complex. Additionally, TAI and the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Certain specific factors considered by the Committee

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Separate Account during 2011 under the Agreement.

•

The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets. The Separate Account’s effective management fee for 2011, after waiver, was 0.15% of average daily net assets.

•

The Separate Account’s management fees and total expenses were in the 2nd and 5th quintiles, respectively, of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four-, five- and ten-year periods, the Separate Account was in the 1st, 2nd, 3rd, 3rd, 3rd and 4th quintiles, respectively, of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•

For the one-, three-, five- and ten-year periods, the Separate Account’s relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +9, +4, +10 and +4 basis points, respectively.

TIAA Separate Account VA-1 ▪ 2012 Semiannual Report	25

Management committee renewal of the investment management agreement (unaudited)	concluded

•	The Separate Account received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

26	2012 Semiannual Report ▪ TIAA Separate Account VA-1

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing– or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2012 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C5428	A10938 (8/12)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.8%
3,241	*	American Axle & Manufacturing Holdings, Inc	$34
1,306	*	Amerigon, Inc (Class A)	15
5,331	*,e	BorgWarner, Inc	350
2,813		Cooper Tire & Rubber Co	49
7,200		Dana Holding Corp	92
15,940	*	Delphi Automotive plc	407
1,224	*	Dorman Products, Inc	31
1,013		Drew Industries, Inc	28
3,666	*	Exide Technologies	12
996	*	Federal Mogul Corp (Class A)	11
182,258		Ford Motor Co	1,748
735	*,e	Fuel Systems Solutions, Inc	12
37,214	*	General Motors Co	734
6,807		Gentex Corp	142
12,196	*	Goodyear Tire & Rubber Co	144
11,243		Harley-Davidson, Inc	514
32,943		Johnson Controls, Inc	913
4,836		Lear Corp	183
2,342	*	Modine Manufacturing Co	16
1,983		Spartan Motors, Inc	10
1,021		Standard Motor Products, Inc	14
1,336	*	Stoneridge, Inc	9
1,205		Superior Industries International, Inc	20
3,166	*	Tenneco, Inc	85
3,177	*,e	Tesla Motors, Inc	100
1,719		Thor Industries, Inc	47
312	*	Tower International, Inc	3
5,142	*	TRW Automotive Holdings Corp	189
2,554	*	Visteon Corp	96
3,136	*	WABCO Holdings, Inc	166
1,507	*,e	Winnebago Industries, Inc	15

		TOTAL AUTOMOBILES & COMPONENTS	6,189

BANKS - 3.4%
810		1st Source Corp	18
1,172	*	1st United Bancorp, Inc	7
351		Access National Corp	5
243		Alliance Financial Corp	8
374	e	American National Bankshares, Inc	9
1,244	*	Ameris Bancorp	16
387	e	Ames National Corp	9
575	e	Arrow Financial Corp	14
8,748		Associated Banc-Corp	115
4,208		Astoria Financial Corp	41
520		Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	32
4,426		Bancorpsouth, Inc	64
2,688		Bank Mutual Corp	12
2,204		Bank of Hawaii Corp	101
291		Bank of Kentucky Financial Corp	8
288		Bank of Marin Bancorp	11
1,276		Bank of the Ozarks, Inc	38
1,044		BankFinancial Corp	8
824		Banner Corp	18
194		Bar Harbor Bankshares	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

33,799		BB&T Corp	$1,043
3,505	*	BBCN Bancorp, Inc	38
1,950	*	Beneficial Mutual Bancorp, Inc	17
1,072		Berkshire Hills Bancorp, Inc	24
384	*	BofI Holding, Inc	8
1,246		BOK Financial Corp	73
3,543		Boston Private Financial Holdings, Inc	32
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	8
3,533		Brookline Bancorp, Inc	31
397		Bryn Mawr Bank Corp	8
394	*	BSB Bancorp, Inc	5
159		C&F Financial Corp	6
460		Camden National Corp	17
582	*	Cape Bancorp, Inc	5
831	e	Capital City Bank Group, Inc	6
13,543		CapitalSource, Inc	91
7,090		Capitol Federal Financial	84
1,503		Cardinal Financial Corp	18
3,968		Cathay General Bancorp	65
645		Center Bancorp, Inc	7
1,148		Centerstate Banks of Florida, Inc	8
764	*	Central Pacific Financial Corp	11
152		Century Bancorp, Inc	5
1,616		Chemical Financial Corp	35
9,754	*	CIT Group, Inc	348
533		Citizens & Northern Corp	10
1,924	*	Citizens Republic Bancorp, Inc	33
923	e	City Holding Co	31
2,242		City National Corp	109
875		Clifton Savings Bancorp, Inc	9
498		CNB Financial Corp	8
1,740		CoBiz, Inc	11
2,091		Columbia Banking System, Inc	39
10,048		Comerica, Inc	309
3,657		Commerce Bancshares, Inc	139
1,740	e	Community Bank System, Inc	47
1,003		Community Trust Bancorp, Inc	34
2,461		Cullen/Frost Bankers, Inc	141
4,428	e	CVB Financial Corp	52
1,609		Dime Community Bancshares	21
6,269	*	Doral Financial Corp	9
860	*	Eagle Bancorp, Inc	14
7,706		East West Bancorp, Inc	181
406	*	Encore Bancshares, Inc	8
301	e	Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	9
559		ESB Financial Corp	7
1,035		ESSA Bancorp, Inc	11
1,053	*	EverBank Financial Corp	11
892	e	Farmers National Banc Corp	6
399		Federal Agricultural Mortgage Corp (Class C)	10
44,693		Fifth Third Bancorp	599
664		Financial Institutions, Inc	11
720		First Bancorp (NC)	6
3,468	*	First Bancorp (Puerto Rico)	14
498	e	First Bancorp, Inc	8
3,831		First Busey Corp	18
1,046	*	First California Financial Group, Inc	7
247		First Citizens Bancshares, Inc (Class A)	41
4,700		First Commonwealth Financial Corp	32
680		First Community Bancshares, Inc	10
886		First Connecticut Bancorp	12
510		First Defiance Financial Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,063		First Financial Bancorp	$49
1,650	e	First Financial Bankshares, Inc	57
590		First Financial Corp	17
889		First Financial Holdings, Inc	10
814	*	First Financial Northwest, Inc	7
13,105		First Horizon National Corp	113
654		First Interstate Bancsystem, Inc	9
1,238		First Merchants Corp	15
3,929		First Midwest Bancorp, Inc	43
15,757		First Niagara Financial Group, Inc	121
288		First of Long Island Corp	8
412	e	First Pactrust Bancorp, Inc	5
4,959	*	First Republic Bank	167
5,568		FirstMerit Corp	92
1,645		Flushing Financial Corp	22
6,390		FNB Corp	69
449	*	FNB United Corp	6
752		Fox Chase Bancorp, Inc	11
689	*	Franklin Financial Corp	11
10,086		Fulton Financial Corp	101
602		German American Bancorp, Inc	12
3,468		Glacier Bancorp, Inc	54
500	e	Great Southern Bancorp, Inc	14
3,552	*	Guaranty Bancorp	7
3,706		Hancock Holding Co	113
1,525	*	Hanmi Financial Corp	16
928		Heartland Financial USA, Inc	22
1,007	*	Heritage Commerce Corp	7
534		Heritage Financial Corp	8
394		Heritage Financial Group	5
917	*,e	Heritage Oaks Bancorp	5
343	*	Home Bancorp, Inc	6
1,128		Home Bancshares, Inc	34
821		Home Federal Bancorp, Inc	9
649		Home Loan Servicing Solutions Ltd	9
222	*	HomeStreet, Inc	7
173	e	Horizon Bancorp	5
25,633		Hudson City Bancorp, Inc	163
754		Hudson Valley Holding Corp	14
41,990		Huntington Bancshares, Inc	269
1,370		IBERIABANK Corp	69
1,031	e	Independent Bank Corp	30
2,385		International Bancshares Corp	47
2,538	*	Investors Bancorp, Inc	38
1,441		Kearny Financial Corp	14
46,349		Keycorp	359
463		K-Fed Bancorp	7
1,129		Lakeland Bancorp, Inc	12
734		Lakeland Financial Corp	20
6,053		M&T Bank Corp	500
731		MainSource Financial Group, Inc	9
2,798		MB Financial, Inc	60
410	*,e	Mercantile Bank Corp	8
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	3
759	*,e	MetroCorp Bancshares, Inc	8
9,426	*,e	MGIC Investment Corp	27
259		Middleburg Financial Corp	4
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	7
357		National Bankshares, Inc	11
6,208		National Penn Bancshares, Inc	59
928	*	Nationstar Mortgage Holdings, Inc	20
1,807		NBT Bancorp, Inc	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,099		New York Community Bancorp, Inc	$264
1,192		Northfield Bancorp, Inc	17
302		Northrim BanCorp, Inc	6
4,572		Northwest Bancshares, Inc	54
741		OceanFirst Financial Corp	11
5,213	*	Ocwen Financial Corp	98
3,801		Old National Bancorp	46
700	*	OmniAmerican Bancorp, Inc	15
2,272		Oriental Financial Group, Inc	25
2,816		Oritani Financial Corp	41
220	*	Pacific Capital Bancorp	10
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	35
688	e	Park National Corp	48
1,481	*	Park Sterling Bank	7
420		Peapack Gladstone Financial Corp	7
221	e	Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	9
595		Peoples Bancorp, Inc	13
312	*,e	Peoples Federal Bancshares, Inc	5
17,740		People’s United Financial, Inc	206
1,766	*	Pinnacle Financial Partners, Inc	34
25,612		PNC Financial Services Group, Inc	1,565
5,261	*	Popular, Inc	87
564	*	Preferred Bank	8
3,026		PrivateBancorp, Inc	45
2,398		Prosperity Bancshares, Inc	101
446		Provident Financial Holdings, Inc	5
3,163		Provident Financial Services, Inc	49
2,753		Provident New York Bancorp	21
5,521		Radian Group, Inc	18
68,601		Regions Financial Corp	463
1,026		Renasant Corp	16
612	e	Republic Bancorp, Inc (Class A)	14
1,513		Rockville Financial, Inc	18
629		Roma Financial Corp	5
1,211	e	S&T Bancorp, Inc	22
615	e	S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	22
728		SCBT Financial Corp	26
3,679	*	Seacoast Banking Corp of Florida	6
503		SI Financial Group, Inc	6
370	e	Sierra Bancorp	4
2,360	*	Signature Bank	144
905	e	Simmons First National Corp (Class A)	21
917	e	Southside Bancshares, Inc	21
740	*	Southwest Bancorp, Inc	7
1,614	*	State Bank & Trust Co	24
1,347		StellarOne Corp	17
1,199		Sterling Bancorp	12
1,362	*	Sterling Financial Corp	26
513	*	Suffolk Bancorp	7
1,927	*	Sun Bancorp, Inc	5
25,848		SunTrust Banks, Inc	626
9,404		Susquehanna Bancshares, Inc	97
2,032	*	SVB Financial Group	119
38,163	e	Synovus Financial Corp	76
607	*,e	Taylor Capital Group, Inc	10
8,057		TCF Financial Corp	92
700		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	76
4,208	*	TFS Financial Corp	40
1,165	*	The Bancorp, Inc	11
429	e	Tompkins Trustco, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,255	e	TowneBank	$18
726	e	Trico Bancshares	11
5,202		Trustco Bank Corp NY	28
3,370		Trustmark Corp	82
1,489		UMB Financial Corp	76
5,809		Umpqua Holdings Corp	76
814		Union Bankshares Corp	12
2,414	e	United Bankshares, Inc	62
2,012	*,e	United Community Banks, Inc	17
1,056		United Financial Bancorp, Inc	15
792		Univest Corp of Pennsylvania	13
91,195		US Bancorp	2,933
9,564	e	Valley National Bancorp	101
1,734		ViewPoint Financial Group	27
1,010	*	Virginia Commerce Bancorp	9
568	*	Walker & Dunlop, Inc	7
835		Washington Banking Co	12
5,275		Washington Federal, Inc	89
881		Washington Trust Bancorp, Inc	21
3,466		Webster Financial Corp	75
237,118		Wells Fargo & Co	7,929
1,213		WesBanco, Inc	26
997		West Bancorporation, Inc	9
992	*	West Coast Bancorp	19
1,286	e	Westamerica Bancorporation	61
3,132	*	Western Alliance Bancorp	29
1,313		Westfield Financial, Inc	10
2,922	*	Wilshire Bancorp, Inc	16
1,580		Wintrust Financial Corp	56
320		WSFS Financial Corp	13
8,939		Zions Bancorporation	174

		TOTAL BANKS	24,644

CAPITAL GOODS - 8.1%
33,707		3M Co	3,020
1,795		A.O. Smith Corp	88
3,857	*,e	A123 Systems, Inc	5
851		Aaon, Inc	16
2,061		AAR Corp	28
2,045	*,e	Accuride Corp	12
1,483		Aceto Corp	13
2,862		Actuant Corp (Class A)	78
2,053		Acuity Brands, Inc	105
5,359	*	Aecom Technology Corp	88
1,981	*	Aegion Corp	35
831	*	Aerovironment, Inc	22
4,798	*	AGCO Corp	219
3,284	*	Air Lease Corp	64
2,801		Aircastle Ltd	34
374		Alamo Group, Inc	12
1,443		Albany International Corp (Class A)	27
1,608		Alliant Techsystems, Inc	81
1,557		Altra Holdings, Inc	25
909	*	Ameresco, Inc	11
569	*	American Railcar Industries, Inc	15
373		American Science & Engineering, Inc	21
2,155	*	American Superconductor Corp	10
475		American Woodmark Corp	8
7,830		Ametek, Inc	391
475		Ampco-Pittsburgh Corp	9
1,541	*,e	API Technologies Corp	6
1,479		Apogee Enterprises, Inc	24
2,044		Applied Industrial Technologies, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

420		Argan, Inc	$6
988		Armstrong World Industries, Inc	49
4,621	*	ArvinMeritor, Inc	24
1,044	*	Astec Industries, Inc	32
525	*	Astronics Corp	15
723		AZZ, Inc	44
5,372	*	Babcock & Wilcox Co	132
2,603		Barnes Group, Inc	63
4,904	*	BE Aerospace, Inc	214
2,410	*	Beacon Roofing Supply, Inc	61
2,316		Belden CDT, Inc	77
2,508	*	Blount International, Inc	37
36,040		Boeing Co	2,678
2,394		Brady Corp (Class A)	66
2,463	e	Briggs & Stratton Corp	43
2,524	*,e	Builders FirstSource, Inc	12
531	*	CAI International, Inc	11
12,740	*,e	Capstone Turbine Corp	13
3,097		Carlisle Cos, Inc	164
453		Cascade Corp	21
31,343		Caterpillar, Inc	2,661
1,257		Ceradyne, Inc	32
1,453	*	Chart Industries, Inc	100
4,806		Chicago Bridge & Iron Co NV	182
839		CIRCOR International, Inc	29
2,439		Clarcor, Inc	117
1,332	*	CNH Global NV	52
428		Coleman Cable, Inc	4
2,110	*	Colfax Corp	58
1,162	*	Columbus McKinnon Corp	18
2,009		Comfort Systems USA, Inc	20
1,268	*	Commercial Vehicle Group, Inc	11
7,729		Cooper Industries plc	527
2,466		Crane Co	90
828		Cubic Corp	40
9,336		Cummins, Inc	905
2,273		Curtiss-Wright Corp	71
26,682		Danaher Corp	1,390
19,055		Deere & Co	1,541
1,771	*	DigitalGlobe, Inc	27
7,268		Donaldson Co, Inc	243
932	e	Douglas Dynamics, Inc	13
8,926		Dover Corp	479
430	*	DXP Enterprises, Inc	18
1,870	*	Dycom Industries, Inc	35
757		Dynamic Materials Corp	13
16,407		Eaton Corp	650
758	*	Edgen Group, Inc	6
3,412		EMCOR Group, Inc	95
35,643		Emerson Electric Co	1,660
840		Encore Wire Corp	22
1,511	*,e	Energy Recovery, Inc	4
2,332	*	EnerSys	82
908	*	EnPro Industries, Inc	34
1,380		ESCO Technologies, Inc	50
1,554	*	Esterline Technologies Corp	97
9,057		Exelis, Inc	89
13,771		Fastenal Co	555
3,085	*	Federal Signal Corp	18
2,307	*	Flow International Corp	7
2,654		Flowserve Corp	305
8,221		Fluor Corp	406
7,798	*	Fortune Brands Home & Security, Inc	174
898		Franklin Electric Co, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

635		Freightcar America, Inc	$15
4,152	*,e	FuelCell Energy, Inc	4
2,145	*	Furmanite Corp	10
2,430		Gardner Denver, Inc	129
2,370		GATX Corp	91
2,932	*	GenCorp, Inc	19
1,246	*	Generac Holdings, Inc	30
2,638	*	General Cable Corp	68
15,438		General Dynamics Corp	1,018
511,859		General Electric Co	10,667
730	*	GeoEye, Inc	11
1,633	*	Gibraltar Industries, Inc	17
809	e	Global Power Equipment Group, Inc	18
6,120		Goodrich Corp	777
795		Gorman-Rupp Co	24
2,939		Graco, Inc	135
6,478	*	GrafTech International Ltd	62
604		Graham Corp	11
1,832		Granite Construction, Inc	48
3,079		Great Lakes Dredge & Dock Corp	22
869	*	Greenbrier Cos, Inc	15
2,356		Griffon Corp	20
1,293	*	H&E Equipment Services, Inc	19
534		Hardinge, Inc	5
4,082		Harsco Corp	83
2,630		Heico Corp	104
4,837	*	Hexcel Corp	125
37,442		Honeywell International, Inc	2,091
800		Houston Wire & Cable Co	9
2,806		Hubbell, Inc (Class B)	219
2,459	*	Huntington Ingalls	99
316	*	Hurco Cos, Inc	6
4,026		IDEX Corp	157
2,800	*	II-VI, Inc	47
20,682		Illinois Tool Works, Inc	1,094
14,464		Ingersoll-Rand plc	610
916		Insteel Industries, Inc	10
1,758	*	Interline Brands, Inc	44
4,471		ITT Corp	79
6,034	*	Jacobs Engineering Group, Inc	229
1,665		John Bean Technologies Corp	23
5,106		Joy Global, Inc	290
888	*	Kadant, Inc	21
1,371		Kaman Corp	42
1,677		Kaydon Corp	36
7,252		KBR, Inc	179
3,920		Kennametal, Inc	130
953	*	KEYW Holding Corp	10
1,860	*,e	Kratos Defense & Security Solutions, Inc	11
4,731		L-3 Communications Holdings, Inc	350
990	*	Layne Christensen Co	21
659		LB Foster Co (Class A)	19
2,159		Lennox International, Inc	101
4,259		Lincoln Electric Holdings, Inc	186
623	e	Lindsay Manufacturing Co	40
533	*	LMI Aerospace, Inc	9
12,669		Lockheed Martin Corp	1,103
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	12
6,443	e	Manitowoc Co, Inc	75
17,530		Masco Corp	243
2,813	*	Mastec, Inc	42
901		Met-Pro Corp	8
445	*	Michael Baker Corp	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

947	*	Middleby Corp	$94
614		Miller Industries, Inc	10
2,290	*	Moog, Inc (Class A)	95
2,247		MSC Industrial Direct Co (Class A)	147
1,325		Mueller Industries, Inc	56
8,122		Mueller Water Products, Inc (Class A)	28
881	*	MYR Group, Inc	15
271		Nacco Industries, Inc (Class A)	32
206	e	National Presto Industries, Inc	14
3,330	*	Navistar International Corp	94
926	*	NCI Building Systems, Inc	10
822	*	NN, Inc	8
3,046		Nordson Corp	156
383	*	Nortek, Inc	19
12,215		Northrop Grumman Corp	779
625	*	Northwest Pipe Co	15
2,885	*	Orbital Sciences Corp	37
1,499	*	Orion Marine Group, Inc	10
4,565	*	Oshkosh Truck Corp	96
5,833	*	Owens Corning, Inc	166
17,333		Paccar, Inc	679
5,632		Pall Corp	309
7,275		Parker Hannifin Corp	559
4,814	e	Pentair, Inc	184
1,399		Perini Corp	18
1,025	*	Pike Electric Corp	8
762	*	PMFG, Inc	6
2,263	*,e	Polypore International, Inc	91
458	*	Powell Industries, Inc	17
7,020		Precision Castparts Corp	1,155
96		Preformed Line Products Co	6
1,320		Primoris Services Corp	16
244	*,e	Proto Labs, Inc	7
1,987	e	Quanex Building Products Corp	36
10,206	*	Quanta Services, Inc	246
863		Raven Industries, Inc	60
16,151		Raytheon Co	914
1,025	*	RBC Bearings, Inc	48
1,883		Regal-Beloit Corp	117
1,385	*	Rexnord Corp	28
2,000		Robbins & Myers, Inc	84
6,933		Rockwell Automation, Inc	458
6,912		Rockwell Collins, Inc	341
4,700		Roper Industries, Inc	463
1,703	*	Rush Enterprises, Inc (Class A)	28
559		Sauer-Danfoss, Inc	20
16	*	Seaboard Corp	34
576		SeaCube Container Leasing Ltd	10
3,185	*	Shaw Group, Inc	87
1,742		Simpson Manufacturing Co, Inc	51
2,823		Snap-On, Inc	176
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	134
2,461		SPX Corp	161
616		Standex International Corp	26
8,270		Stanley Works	532
701	*	Sterling Construction Co, Inc	7
1,027		Sun Hydraulics Corp	25
1,019		TAL International Group, Inc	34
3,948	*	Taser International, Inc	21
1,622	*	Teledyne Technologies, Inc	100
1,004		Tennant Co	40
5,365	*	Terex Corp	96
590	e	Textainer Group Holdings Ltd	22
13,409		Textron, Inc	333

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

728	*,e	Thermon Group Holdings	$15
4,280		Timken Co	196
2,128	e	Titan International, Inc	52
784	*,e	Titan Machinery, Inc	24
1,341		Toro Co	98
2,482	*	TransDigm Group, Inc	333
714	*,e	Trex Co, Inc	21
1,579	*	Trimas Corp	32
4,029		Trinity Industries, Inc	101
2,423		Triumph Group, Inc	136
562	e	Twin Disc, Inc	10
22,734		Tyco International Ltd	1,202
4,555	*	United Rentals, Inc	155
44,274		United Technologies Corp	3,344
979		Universal Forest Products, Inc	38
3,591		URS Corp	125
3,497	*,e	USG Corp	67
1,134		Valmont Industries, Inc	137
1,023		Vicor Corp	7
2,775		W.W. Grainger, Inc	531
926	*	Wabash National Corp	6
1,468		Watsco, Inc	108
1,513		Watts Water Technologies, Inc (Class A)	50
2,122	*	WESCO International, Inc	122
2,441		Westinghouse Air Brake Technologies Corp	190
3,365		Woodward Governor Co	133
8,729		Xylem, Inc	220

		TOTAL CAPITAL GOODS	59,614

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,600		ABM Industries, Inc	51
2,406	*	Acacia Research (Acacia Technologies)	90
5,555	*	ACCO Brands Corp	57
828		Acorn Energy, Inc	7
1,159		Administaff, Inc	31
1,661	*	Advisory Board Co	82
928		American Ecology Corp	16
2,166	*	American Reprographics Co	11
818	*	Asset Acceptance Capital Corp	6
508	*	AT Cross Co	5
5,027		Avery Dennison Corp	137
383		Barrett Business Services, Inc	8
2,433		Brink’s Co	56
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,695	*,e	CBIZ, Inc	16
669		CDI Corp	11
3,345	*,e	Cenveo, Inc	6
5,360		Cintas Corp	207
2,372	*	Clean Harbors, Inc	134
493	*	Consolidated Graphics, Inc	14
5,437	*,e	Coolbrands International, Inc	14
4,960	*	Copart, Inc	118
1,871		Corporate Executive Board Co	76
4,833		Corrections Corp of America	142
594		Courier Corp	8
5,871		Covanta Holding Corp	101
717	*	CRA International, Inc	11
2,529		Deluxe Corp	63
1,664	*	Dolan Media Co	11
2,320		Dun & Bradstreet Corp	165
1,077	*	Encore Capital Group, Inc	32
4,206	*	EnergySolutions, Inc	7
1,037	*	EnerNOC, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,357		Ennis, Inc	$21
5,897		Equifax, Inc	275
641	*	Exponent, Inc	34
691	*	Franklin Covey Co	7
2,087	*	FTI Consulting, Inc	60
989		G & K Services, Inc (Class A)	31
3,286	*	Geo Group, Inc	75
645	*	GP Strategies Corp	12
3,373		Healthcare Services Group	65
943		Heidrick & Struggles International, Inc	16
218	*	Heritage-Crystal Clean, Inc	4
3,007		Herman Miller, Inc	56
1,422	*	Hill International, Inc	5
2,339		HNI Corp	60
1,656	*	Hudson Highland Group, Inc	7
1,154	*	Huron Consulting Group, Inc	37
892	*	ICF International, Inc	21
5,063	*	ICO Global Communications Holdings Ltd	6
2,443	*	IHS, Inc (Class A)	263
1,402	*,e	Innerworkings, Inc	19
2,666		Interface, Inc	36
462		Intersections, Inc	7
7,482		Iron Mountain, Inc	247
1,460	*	KAR Auction Services, Inc	25
1,394		Kelly Services, Inc (Class A)	18
1,380	*	Kforce, Inc	19
1,737		Kimball International, Inc (Class B)	13
2,470		Knoll, Inc	33
2,433	*	Korn/Ferry International	35
3,935		Manpower, Inc	144
1,316		McGrath RentCorp	35
1,459	*	Metalico, Inc	3
1,391		Mine Safety Appliances Co	56
757	*	Mistras Group, Inc	20
1,600	*	Mobile Mini, Inc	23
514		Multi-Color Corp	11
2,873	*	Navigant Consulting, Inc	36
5,912	*	Nielsen Holdings NV	155
563		NL Industries, Inc	7
3,322	*,e	Odyssey Marine Exploration, Inc	12
2,101	*	On Assignment, Inc	34
8,271	e	Pitney Bowes, Inc	124
832	*	Portfolio Recovery Associates, Inc	76
891	e	Quad	13
9,054	e	R.R. Donnelley & Sons Co	107
14,725		Republic Services, Inc	390
2,774		Resources Connection, Inc	34
6,958		Robert Half International, Inc	199
3,219		Rollins, Inc	72
489	*	RPX Corp	7
977		Schawk, Inc (Class A)	12
672	*	Standard Parking Corp	14
3,734		Steelcase, Inc (Class A)	34
4,155	*	Stericycle, Inc	381
1,911	*	SYKES Enterprises, Inc	31
1,110	*	Team, Inc	35
3,077	*	Tetra Tech, Inc	80
648	*	TMS International Corp	6
2,955		Towers Watson & Co	177
896	*	TRC Cos, Inc	5
1,954	*	TrueBlue, Inc	30
664		Unifirst Corp	42
1,976		United Stationers, Inc	53
7,142	*	Verisk Analytics, Inc	352

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,084		Viad Corp	$22
205		VSE Corp	5
295	*	WageWorks, Inc	4
5,431		Waste Connections, Inc	163
22,499		Waste Management, Inc	752

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,972

CONSUMER DURABLES & APPAREL - 1.3%
1,931	e	American Greetings Corp (Class A)	28
653	*	Arctic Cat, Inc	24
5,981	*	Ascena Retail Group, Inc	111
562		Bassett Furniture Industries, Inc	6
4,855	*	Beazer Homes USA, Inc	16
499	e	Blyth, Inc	17
4,339		Brunswick Corp	96
3,430	e	Callaway Golf Co	20
2,483	*	Carter’s, Inc	131
379	*	Cavco Industries, Inc	19
442		Cherokee, Inc	6
715	*	Clarus Corp	7
13,959		Coach, Inc	816
562	e	Columbia Sportswear Co	30
4,300	*	CROCS, Inc	69
269		CSS Industries, Inc	5
1,873	*,e	Deckers Outdoor Corp	82
351	*	Delta Apparel, Inc	5
13,501		DR Horton, Inc	248
1,299		Ethan Allen Interiors, Inc	26
5,284	*	Fifth & Pacific Cos, Inc	57
2,570	*	Fossil, Inc	197
5,292	*,e	Garmin Ltd	203
811	*	G-III Apparel Group Ltd	19
4,868	*	Hanesbrands, Inc	135
3,541		Harman International Industries, Inc	140
5,630		Hasbro, Inc	191
1,630	*	Helen of Troy Ltd	55
500	*	Hooker Furniture Corp	6
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	14
3,571	*	Iconix Brand Group, Inc	62
1,204	*,e	iRobot Corp	27
986	e	Jakks Pacific, Inc	16
3,869		Jarden Corp	163
232	*	Johnson Outdoors, Inc	5
4,415		Jones Apparel Group, Inc	42
4,044	e	KB Home	40
500	*	Kenneth Cole Productions, Inc (Class A)	7
1,430	*,e	K-Swiss, Inc (Class A)	4
2,552	*	La-Z-Boy, Inc	31
1,909	*	Leapfrog Enterprises, Inc	20
6,795		Leggett & Platt, Inc	144
7,949	e	Lennar Corp (Class A)	246
847	*	Libbey, Inc	13
362		Lifetime Brands, Inc	4
862	*	M/I Homes, Inc	15
1,202	*	Maidenform Brands, Inc	24
1,066		Marine Products Corp	6
16,549		Mattel, Inc	537
1,887	e	MDC Holdings, Inc	62
1,184	*	Meritage Homes Corp	40
4,127	*	Michael Kors Holdings Ltd	173
2,686	*	Mohawk Industries, Inc	187
817		Movado Group, Inc	20
14,090		Newell Rubbermaid, Inc	256

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,386		Nike, Inc (Class B)	$1,526
233	*	NVR, Inc	198
733		Oxford Industries, Inc	33
804	*	Perry Ellis International, Inc	17
3,415		Phillips-Van Heusen Corp	266
3,290		Polaris Industries, Inc	235
2,301		Pool Corp	93
16,595	*	Pulte Homes, Inc	178
6,801	*	Quiksilver, Inc	16
2,959		Ralph Lauren Corp	414
444		RG Barry Corp	6
2,334		Ryland Group, Inc	60
2,732	*,e	Sealy Corp	5
1,898	*	Skechers U.S.A., Inc (Class A)	39
796	*,e	Skullcandy, Inc	11
2,979	*	Smith & Wesson Holding Corp	25
5,166	*,e	Standard-Pacific Corp	32
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	57
957	e	Sturm Ruger & Co, Inc	38
3,108	*	Tempur-Pedic International, Inc	73
6,926	*	Toll Brothers, Inc	206
1,435		True Religion Apparel, Inc	42
1,038	*	Tumi Holdings, Inc	18
2,713		Tupperware Corp	148
1,864	*,e	Under Armour, Inc (Class A)	176
489	*	Unifi, Inc	6
787	*	Universal Electronics, Inc	10
1,001	*,e	Vera Bradley, Inc	21
4,278		VF Corp	571
1,991	*	Warnaco Group, Inc	85
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	230
2,109		Wolverine World Wide, Inc	82
1,005	*,e	Zagg, Inc	11

		TOTAL CONSUMER DURABLES & APPAREL	9,867

CONSUMER SERVICES - 2.3%
1,322	*	AFC Enterprises	31
960	*,e	American Public Education, Inc	31
1,644		Ameristar Casinos, Inc	29
4,956	*	Apollo Group, Inc (Class A)	179
692	*	Ascent Media Corp (Series A)	36
2,180	*	Bally Technologies, Inc	102
498		Benihana, Inc	8
1,195	*	BJ’s Restaurants, Inc	45
1,424		Bob Evans Farms, Inc	57
2,708	*,e	Boyd Gaming Corp	20
987	*	Bravo Brio Restaurant Group, Inc	18
910	*,e	Bridgepoint Education, Inc	20
4,290		Brinker International, Inc	137
937	*	Buffalo Wild Wings, Inc	81
1,990	*	Caesars Entertainment Corp	23
428	*	Capella Education Co	15
3,103	*	Career Education Corp	21
1,022	*	Caribou Coffee Co, Inc	13
20,201		Carnival Corp	692
620	*	Carrols Restaurant Group, Inc	4
929		CBRL Group, Inc	58
1,153		CEC Entertainment, Inc	42
2,924	*	Cheesecake Factory	93
1,535	*	Chipotle Mexican Grill, Inc (Class A)	583
1,471		Choice Hotels International, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

533		Churchill Downs, Inc	$31
1,574	*,e	Coinstar, Inc	108
4,659	*	Corinthian Colleges, Inc	13
6,294		Darden Restaurants, Inc	319
4,746	*	Denny’s Corp	21
3,362		DeVry, Inc	104
740	*	DineEquity, Inc	33
2,824		Domino’s Pizza, Inc	87
1,270	e	Dunkin Brands Group, Inc	44
1,956	*,e	Education Management Corp	14
289		Einstein Noah Restaurant Group, Inc	5
620	*	Fiesta Restaurant Group, Inc	8
1,754	*	Gaylord Entertainment Co	68
1,932	*	Grand Canyon Education, Inc	40
14,272		H&R Block, Inc	228
3,288		Hillenbrand, Inc	60
2,201	*	Hyatt Hotels Corp	82
309	*,e	Ignite Restaurant Group, Inc	6
14,331		International Game Technology	226
1,433		International Speedway Corp (Class A)	38
1,901		Interval Leisure Group, Inc	36
1,142	*	Isle of Capri Casinos, Inc	7
1,164	*,e	ITT Educational Services, Inc	71
2,134	*	Jack in the Box, Inc	59
3,249	*	Jamba, Inc	6
1,265	*,e	K12, Inc	29
2,917	*	Krispy Kreme Doughnuts, Inc	19
18,901		Las Vegas Sands Corp	822
2,155	*	Life Time Fitness, Inc	100
870		Lincoln Educational Services Corp	6
977	*	Luby’s, Inc	7
638		Mac-Gray Corp	9
1,242		Marcus Corp	17
12,864		Marriott International, Inc (Class A)	504
1,390	*	Marriott Vacations Worldwide Corp	43
1,362		Matthews International Corp (Class A)	44
49,009		McDonald’s Corp	4,339
19,284	*	MGM Mirage	215
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	5
1,097	*	MTR Gaming Group, Inc	5
1,276	*	Multimedia Games, Inc	18
386		National American University Holdings, Inc	2
4,684	*	Orient-Express Hotels Ltd (Class A)	39
1,428	*	Panera Bread Co (Class A)	199
997	*	Papa John’s International, Inc	47
650	*	Peet’s Coffee & Tea, Inc	39
3,437	*	Penn National Gaming, Inc	153
3,407	*	Pinnacle Entertainment, Inc	33
705	*	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	4
666	*	Red Robin Gourmet Burgers, Inc	20
2,615		Regis Corp	47
7,326		Royal Caribbean Cruises Ltd	191
3,070	*	Ruby Tuesday, Inc	21
1,588	*	Ruth’s Chris Steak House, Inc	10
2,868	*	Scientific Games Corp (Class A)	25
10,550		Service Corp International	130
2,802	*	Shuffle Master, Inc	39
1,933		Six Flags Entertainment Corp	105
3,411	*	Sonic Corp	34
3,299		Sotheby’s (Class A)	110
581		Speedway Motorsports, Inc	10
36,436		Starbucks Corp	1,943

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,527		Starwood Hotels & Resorts Worldwide, Inc	$505
60	*	Steak N Shake Co	23
636	*	Steiner Leisure Ltd	30
4,084	e	Stewart Enterprises, Inc (Class A)	29
605	e	Strayer Education, Inc	66
3,228		Texas Roadhouse, Inc (Class A)	59
1,064	*	Town Sports International Holdings, Inc	14
1,028		Universal Technical Institute, Inc	14
1,746		Vail Resorts, Inc	87
1,296	e	Weight Watchers International, Inc	67
15,922		Wendy’s	75
2,997	*	WMS Industries, Inc	60
7,102		Wyndham Worldwide Corp	375
3,191		Wynn Resorts Ltd	331
22,371		Yum! Brands, Inc	1,441

		TOTAL CONSUMER SERVICES	16,676

DIVERSIFIED FINANCIALS - 5.8%
2,494	*	Affiliated Managers Group, Inc	273
15,987	*	American Capital Ltd	161
49,149		American Express Co	2,861
10,629		Ameriprise Financial, Inc	555
9,666		Apollo Investment Corp	74
10,764		Ares Capital Corp	172
1,707	e	Artio Global Investors, Inc	6
523,720		Bank of America Corp	4,284
57,944		Bank of New York Mellon Corp	1,272
4,832		BGC Partners, Inc (Class A)	28
2,986		BlackRock Kelso Capital Corp	29
5,564		BlackRock, Inc	945
1,288		Calamos Asset Management, Inc (Class A)	15
24,266		Capital One Financial Corp	1,326
147		Capital Southwest Corp	15
1,482		Cash America International, Inc	65
4,253		CBOE Holdings, Inc	118
52,189		Charles Schwab Corp	675
141,327		Citigroup, Inc	3,874
3,272		CME Group, Inc	877
1,086	e	Cohen & Steers, Inc	37
5,330	*	Cowen Group, Inc	14
302	*	Credit Acceptance Corp	26
118		Diamond Hill Investment Group, Inc	9
25,770		Discover Financial Services	891
2,202	*	Dollar Financial Corp	41
1,551		Duff & Phelps Corp	23
13,858	*	E*Trade Financial Corp	111
5,610		Eaton Vance Corp	151
737		Epoch Holding Corp	17
1,394		Evercore Partners, Inc (Class A)	33
2,322	*	Ezcorp, Inc (Class A)	55
2,692	*	FBR Capital Markets Corp	7
4,555	e	Federated Investors, Inc (Class B)	100
451	e	Fidus Investment Corp	7
4,013	e	Fifth Street Finance Corp	40
2,248	*,e	Financial Engines, Inc	48
1,630	*	First Cash Financial Services, Inc	66
3,742	*,e	First Marblehead Corp	4
6,767		Franklin Resources, Inc	751
352	e	Friedman Billings Ramsey Group, Inc (Class A)	8
269	*	FX Alliance, Inc	4
950		FXCM, Inc	11
349		GAMCO Investors, Inc (Class A)	16
3,928		GFI Group, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,256		Gladstone Capital Corp	$10
1,326		Gladstone Investment Corp	10
23,831		Goldman Sachs Group, Inc	2,284
674	e	Golub Capital BDC, Inc	10
1,122	*,e	Green Dot Corp	25
1,492	e	Greenhill & Co, Inc	53
918	*	GSV Capital Corp	9
1,395	*	Harris & Harris Group, Inc	5
2,227		Hercules Technology Growth Capital, Inc	25
1,489	*	HFF, Inc (Class A)	21
2,025		Interactive Brokers Group, Inc (Class A)	30
3,597	*	IntercontinentalExchange, Inc	489
675	*	International Assets Holding Corp	13
1,945	*	Internet Capital Group, Inc	18
21,788		Invesco Ltd	492
1,857	*	Investment Technology Group, Inc	17
33,129		iShares Russell 3000 Index Fund	2,663
9,425		Janus Capital Group, Inc	74
6,156	e	Jefferies Group, Inc	80
822		JMP Group, Inc	5
183,764		JPMorgan Chase & Co	6,566
1,881	e	KBW, Inc	31
5,321	*	Knight Capital Group, Inc (Class A)	64
1,010	e	Kohlberg Capital Corp	7
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	8
5,598		Lazard Ltd (Class A)	146
6,879		Legg Mason, Inc	181
9,602		Leucadia National Corp	204
2,452	*	LPL Financial Holdings, Inc	83
1,017	e	Main Street Capital Corp	25
671		Manning & Napier, Inc	10
1,771		MarketAxess Holdings, Inc	47
418		Marlin Business Services Corp	7
3,668		MCG Capital Corp	17
872		Medallion Financial Corp	9
594		Medley Capital Corp	7
9,845		Moody’s Corp	360
74,863		Morgan Stanley	1,092
5,906	*	MSCI, Inc (Class A)	201
1,507		MVC Capital, Inc	20
5,655		Nasdaq Stock Market, Inc	128
1,305		Nelnet, Inc (Class A)	30
1,400	*	Netspend Holdings, Inc	13
354		New Mountain Finance Corp	5
959	*	NewStar Financial, Inc	12
1,181		NGP Capital Resources Co	8
489	e	Nicholas Financial, Inc	6
10,473		Northern Trust Corp	482
12,331		NYSE Euronext	315
448		Oppenheimer Holdings, Inc	7
2,314		PennantPark Investment Corp	24
2,946	*,e	PHH Corp	52
1,198	*	Pico Holdings, Inc	27
935	*	Piper Jaffray Cos	22
5,897	e	Prospect Capital Corp	67
5,235		Raymond James Financial, Inc	179
1,299	*	Safeguard Scientifics, Inc	20
870	e	Sanders Morris Harris Group, Inc	8
6,909		SEI Investments Co	137
23,702		SLM Corp	372
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	6
18,618		SPDR Trust Series 1	2,537
23,738		State Street Corp	1,060

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,739	*	Stifel Financial Corp	$85
1,726		SWS Group, Inc	9
12,394		T Rowe Price Group, Inc	780
11,051		TD Ameritrade Holding Corp	188
456		THL Credit, Inc	6
1,849		TICC Capital Corp	18
1,314	e	Triangle Capital Corp	30
164	*	Virtus Investment Partners, Inc	13
4,202		Waddell & Reed Financial, Inc (Class A)	127
1,146		Walter Investment Management Corp	27
322		Westwood Holdings Group, Inc	12
2,862	*	WisdomTree Investments, Inc	19
538	*,e	World Acceptance Corp	35

		TOTAL DIVERSIFIED FINANCIALS	42,400

ENERGY - 9.7%
4,200	*,e	Abraxas Petroleum Corp	13
783		Alon USA Energy, Inc	7
10,621	*	Alpha Natural Resources, Inc	93
885	*,e	Amyris Biotechnologies, Inc	4
24,243		Anadarko Petroleum Corp	1,605
18,682		Apache Corp	1,642
460	e	APCO Argentina, Inc	8
1,397	*,e	Approach Resources, Inc	36
9,903	e	Arch Coal, Inc	68
2,123	*,e	ATP Oil & Gas Corp	7
2,862	*	Atwood Oceanics, Inc	108
21,266		Baker Hughes, Inc	874
1,205	*,e	Basic Energy Services, Inc	12
2,676		Berry Petroleum Co (Class A)	106
2,422	*	Bill Barrett Corp	52
411		Bolt Technology Corp	6
478	*	Bonanza Creek Energy, Inc	8
4,811	*,e	BPZ Energy, Inc	12
1,671		Bristow Group, Inc	68
2,159	*	C&J Energy Services, Inc	40
10,258		Cabot Oil & Gas Corp	404
4,578	*	Cal Dive International, Inc	13
1,294	*	Callon Petroleum Co	6
12,062	*	Cameron International Corp	515
971	e	CARBO Ceramics, Inc	74
1,963	*	Carrizo Oil & Gas, Inc	46
7,849	*	Cheniere Energy, Inc	116
32,556	e	Chesapeake Energy Corp	606
95,294		Chevron Corp	10,054
4,163		Cimarex Energy Co	229
326	*	Clayton Williams Energy, Inc	16
3,211	*,e	Clean Energy Fuels Corp	50
1,710	*	Cloud Peak Energy, Inc	29
8,950	*	Cobalt International Energy, Inc	210
2,095	*	Comstock Resources, Inc	34
5,032	*	Concho Resources, Inc	428
60,914		ConocoPhillips	3,404
11,445		Consol Energy, Inc	346
582	*	Contango Oil & Gas Co	34
2,051	*	Continental Resources, Inc	137
353	*,e	CREDO Petroleum Corp	5
1,064	*	Crimson Exploration, Inc	5
2,304		Crosstex Energy, Inc	32
813	*	CVR Energy, Inc	22
4,444	*	CVR Energy, Inc (Contingent value right)	0	^
474	*	Dawson Geophysical Co	11
683		Delek US Holdings, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,905	*	Denbury Resources, Inc	$286
19,647	*	Devon Energy Corp	1,139
3,213		Diamond Offshore Drilling, Inc	190
3,707	*	Dresser-Rand Group, Inc	165
1,762	*	Dril-Quip, Inc	116
1,867	*,e	Endeavour International Corp	16
3,525		Energen Corp	159
1,505	*	Energy Partners Ltd	25
3,786		Energy XXI Bermuda Ltd	118
13,099		EOG Resources, Inc	1,180
6,395		Equitable Resources, Inc	343
668	*	Evolution Petroleum Corp	6
5,972	e	EXCO Resources, Inc	45
3,340	*	Exterran Holdings, Inc	43
226,275		Exxon Mobil Corp	19,362
11,824	*	FMC Technologies, Inc	464
5,689	*	Forest Oil Corp	42
2,722	e	Frontline Ltd	12
2,612	*	FX Energy, Inc	16
1,114	*	GasLog Ltd	11
2,282	*	Gastar Exploration Ltd	4
523	*,e	Geokinetics, Inc	0	^
1,015	*	Georesources, Inc	37
277	*,e	Gevo, Inc	1
933	*	Global Geophysical Services, Inc	6
2,142	e	Golar LNG Ltd	81
1,342	*,e	Goodrich Petroleum Corp	19
827	*,e	Green Plains Renewable Energy, Inc	5
727		Gulf Island Fabrication, Inc	21
934	*	Gulfmark Offshore, Inc	32
2,715	*	Gulfport Energy Corp	56
3,392	*,e	Halcon Resources Corp	32
44,847		Halliburton Co	1,273
1,747	*,e	Harvest Natural Resources, Inc	15
6,458	*,e	Heckmann Corp	22
5,489	*	Helix Energy Solutions Group, Inc	90
4,572		Helmerich & Payne, Inc	199
5,516	*	Hercules Offshore, Inc	20
14,816		Hess Corp	644
10,055		Holly Corp	356
1,710	*	Hornbeck Offshore Services, Inc	66
6,522	*	ION Geophysical Corp	43
61	*	Isramco, Inc	7
7,365	*	Key Energy Services, Inc	56
23,762		Kinder Morgan, Inc	766
1,322	*,e	KiOR, Inc (Class A)	12
1,036		Knightsbridge Tankers Ltd	8
12,776	*	Kodiak Oil & Gas Corp	105
3,404	*	Kosmos Energy LLC	38
790	*	Laredo Petroleum Holdings, Inc	16
1,636		Lufkin Industries, Inc	89
7,113	*,e	Magnum Hunter Resources Corp	30
34,253		Marathon Oil Corp	876
16,553		Marathon Petroleum Corp	744
678	*	Matador Resources Co	7
1,545	*	Matrix Service Co	18
11,755	*	McDermott International, Inc	131
4,906	*,e	McMoRan Exploration Co	62
1,188	*	Midstates Petroleum Co, Inc	12
738	*,e	Miller Petroleum, Inc	4
507	*	Mitcham Industries, Inc	9
9,334		Murphy Oil Corp	469
14,129	*	Nabors Industries Ltd	203
20,507		National Oilwell Varco, Inc	1,321

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

714	*	Natural Gas Services Group, Inc	$11
6,541	*	Newfield Exploration Co	192
4,752	*	Newpark Resources, Inc	28
8,635		Noble Energy, Inc	732
2,356	e	Nordic American Tanker Shipping	32
3,091	*,e	Northern Oil And Gas, Inc	49
3,879	*	Oasis Petroleum, Inc	94
39,065		Occidental Petroleum Corp	3,351
5,264		Oceaneering International, Inc	252
2,591	*	Oil States International, Inc	172
1,191	e	Overseas Shipholding Group, Inc	13
313	*	OYO Geospace Corp	28
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	30
3,067	*,e	Patriot Coal Corp	4
7,817		Patterson-UTI Energy, Inc	114
1,000	*	PDC Energy, Inc	25
13,332		Peabody Energy Corp	327
2,491		Penn Virginia Corp	18
2,768	*,e	Petroquest Energy, Inc	14
620	*	PHI, Inc	17
30,324	*	Phillips 66	1,008
2,681	*	Pioneer Drilling Co	21
5,974		Pioneer Natural Resources Co	527
6,241	*	Plains Exploration & Production Co	220
8,662		Questar Market Resources, Inc	260
3,214	*,e	Quicksilver Resources, Inc	17
8,023		Range Resources Corp	496
11,466	*	Rentech, Inc	24
2,024	*,e	Resolute Energy Corp	19
1,826	*	Rex Energy Corp	20
303	*	Rex Stores Corp	6
611	*	RigNet, Inc	11
2,800	*	Rosetta Resources, Inc	103
6,060	*	Rowan Cos PLC	196
3,289	e	RPC, Inc	39
577	*	Sanchez Energy Corp	12
23,772	*,e	SandRidge Energy, Inc	159
857	*	Saratoga Resources, Inc	5
64,642		Schlumberger Ltd	4,196
1,279	*	Scorpio Tankers, Inc	8
891		SEACOR Holdings, Inc	80
2,320	*	SemGroup Corp	74
2,365	e	Ship Finance International Ltd	37
1,581	*,e	Solazyme, Inc	22
17,013	*	Southwestern Energy Co	543
31,671		Spectra Energy Corp	920
3,213		St. Mary Land & Exploration Co	158
2,334	*	Stone Energy Corp	59
5,059		Sunoco, Inc	240
7,784	*	Superior Energy Services	157
2,133	*	Swift Energy Co	40
1,789	*	Synergy Resources Corp	6
1,406		Targa Resources Investments, Inc	60
1,942		Teekay Corp	57
2,124	e	Teekay Tankers Ltd (Class A)	10
1,600	*	Tesco Corp	19
7,249	*	Tesoro Corp	181
3,896	*	Tetra Technologies, Inc	28
698	*	TGC Industries, Inc	7
2,548		Tidewater, Inc	118
2,211	*,e	Triangle Petroleum Corp	12
7,732	*,e	Ultra Petroleum Corp	178
500	*	Union Drilling, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,117	*	Unit Corp	$78
3,239	*,e	Uranerz Energy Corp	5
2,636	*,e	Uranium Energy Corp	6
2,578	*	Vaalco Energy, Inc	22
26,845		Valero Energy Corp	648
9,477	*	Vantage Drilling Co	14
1,482	*	Venoco, Inc	15
2,249	*	Voyager Oil & Gas, Inc	4
1,693	e	W&T Offshore, Inc	26
3,436	*	Warren Resources, Inc	8
2,614		Western Refining, Inc	58
510	*,e	Westmoreland Coal Co	4
5,933	*	Whiting Petroleum Corp	244
2,395	*	Willbros Group, Inc	15
28,869		Williams Cos, Inc	832
3,501		World Fuel Services Corp	133
9,623	*	WPX Energy, Inc	156
1,256	*,e	ZaZa Energy Corp	6

		TOTAL ENERGY	71,495

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	41
66		Arden Group, Inc (Class A)	6
1,705		Casey’s General Stores, Inc	101
521	*	Chefs’ Warehouse Holdings, Inc	9
21,047		Costco Wholesale Corp	2,000
61,686		CVS Corp	2,883
1,424	*	Fresh Market, Inc	76
2,157		Harris Teeter Supermarkets, Inc	88
700		Ingles Markets, Inc (Class A)	11
27,282		Kroger Co	633
656		Nash Finch Co	14
1,214	*	Pantry, Inc	18
882		Pricesmart, Inc	60
29,531	*	Rite Aid Corp	41
1,140	e	Roundy’s, Inc	12
11,699	e	Safeway, Inc	212
1,382		Spartan Stores, Inc	25
11,240	e	Supervalu, Inc	58
533	*	Susser Holdings Corp	20
28,396		Sysco Corp	847
2,446	*	United Natural Foods, Inc	134
424		Village Super Market (Class A)	14
41,916		Walgreen Co	1,240
81,560		Wal-Mart Stores, Inc	5,686
527		Weis Markets, Inc	23
8,920		Whole Foods Market, Inc	850

		TOTAL FOOD & STAPLES RETAILING	15,102

FOOD, BEVERAGE & TOBACCO - 5.6%
246		Alico, Inc	8
5,454	*,e	Alliance One International, Inc	19
98,862		Altria Group, Inc	3,416
237	*	Annie’s, Inc	10
32,002		Archer Daniels Midland Co	945
2,348		B&G Foods, Inc (Class A)	62
7,508		Beam, Inc	469
400	*,e	Boston Beer Co, Inc (Class A)	49
4,854		Brown-Forman Corp (Class B)	470
7,283		Bunge Ltd	457
555	e	Calavo Growers, Inc	14
803		Cal-Maine Foods, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,460		Campbell Soup Co	$282
3,293	*,e	Central European Distribution Corp	10
2,584	*,e	Chiquita Brands International, Inc	13
263		Coca-Cola Bottling Co Consolidated	17
94,091		Coca-Cola Co	7,357
14,564		Coca-Cola Enterprises, Inc	408
20,123		ConAgra Foods, Inc	522
7,652	*	Constellation Brands, Inc (Class A)	207
5,911	*	Darling International, Inc	97
28,610	*	DE Master Blenders 1753 NV	323
9,678	*	Dean Foods Co	165
1,154	e	Diamond Foods, Inc	21
1,712	*,e	Dole Food Co, Inc	15
10,289		Dr Pepper Snapple Group, Inc	450
616	*	Farmer Bros Co	5
5,476		Flowers Foods, Inc	127
1,850		Fresh Del Monte Produce, Inc	43
31,160		General Mills, Inc	1,201
6,698	*,e	Green Mountain Coffee Roasters, Inc	146
149		Griffin Land & Nurseries, Inc (Class A)	4
15,495		H.J. Heinz Co	843
1,798	*	Hain Celestial Group, Inc	99
7,174		Hershey Co	517
5,722	*	Hillshire Brands Co	166
6,425		Hormel Foods Corp	195
3,712		Ingredion, Inc	184
800		J&J Snack Foods Corp	47
5,442		J.M. Smucker Co	411
368	*	John B. Sanfilippo & Son, Inc	7
11,877		Kellogg Co	586
80,583		Kraft Foods, Inc (Class A)	3,112
900		Lancaster Colony Corp	64
2,402		Lance, Inc	61
443	e	Limoneira Co	7
6,310		Lorillard, Inc	832
6,403		McCormick & Co, Inc	388
10,062		Mead Johnson Nutrition Co	810
6,229		Molson Coors Brewing Co (Class B)	259
7,076	*	Monster Beverage Corp	504
621		National Beverage Corp	9
996	*	Omega Protein Corp	7
75,461		PepsiCo, Inc	5,332
82,865		Philip Morris International, Inc	7,231
2,936	*,e	Pilgrim’s Pride Corp	21
1,328	*	Post Holdings, Inc	41
2,656	*	Ralcorp Holdings, Inc	177
15,994		Reynolds American, Inc	718
1,203		Sanderson Farms, Inc	55
365	*	Seneca Foods Corp	10
3,778	*	Smart Balance, Inc	35
6,686	*	Smithfield Foods, Inc	145
4,200	*,e	Star Scientific, Inc	19
889	*,e	Synutra International, Inc	5
1,222	e	Tootsie Roll Industries, Inc	29
1,794	*	TreeHouse Foods, Inc	112
14,131		Tyson Foods, Inc (Class A)	266
1,060		Universal Corp	49
2,514	e	Vector Group Ltd	43

		TOTAL FOOD, BEVERAGE & TOBACCO	40,759

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,214	*	Abaxis, Inc	45
1,811	*,e	Abiomed, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,110	*	Acadia Healthcare Co, Inc	$19
2,035	*,e	Accretive Health, Inc	22
3,073	*	Accuray, Inc	21
16,980		Aetna, Inc	658
624	*	Air Methods Corp	61
3,481	*	Align Technology, Inc	116
9,620	*	Allscripts Healthcare Solutions, Inc	105
380	*	Almost Family, Inc	8
2,729	*	Alphatec Holdings, Inc	5
1,533	*,e	Amedisys, Inc	19
2,354	*	Amerigroup Corp	155
12,290		AmerisourceBergen Corp	484
2,008	*	AMN Healthcare Services, Inc	12
1,528	*	Amsurg Corp	46
639		Analogic Corp	40
1,310	*	Angiodynamics, Inc	16
566	*	Anika Therapeutics, Inc	8
3,605	*,e	Antares Pharma, Inc	13
1,336	*	Arthrocare Corp	39
1,106		Assisted Living Concepts, Inc (A Shares)	16
1,737	*,e	athenahealth, Inc	137
716	*	AtriCure, Inc	7
86		Atrion Corp	18
4,151		Bard (C.R.), Inc	446
26,746		Baxter International, Inc	1,422
9,815		Becton Dickinson & Co	734
1,242	*,e	Bio-Reference Labs, Inc	33
2,298	*	BioScrip, Inc	17
69,425	*	Boston Scientific Corp	394
4,927	*	Brookdale Senior Living, Inc	87
1,066		Cantel Medical Corp	29
1,396	*	Capital Senior Living Corp	15
16,817		Cardinal Health, Inc	706
788	*	Cardiovascular Systems, Inc	8
10,828	*	CareFusion Corp	278
2,457	*	Catalyst Health Solutions, Inc	230
2,518	*	Centene Corp	76
6,928	*	Cerner Corp	573
1,975	*,e	Cerus Corp	7
940	e	Chemed Corp	57
671	*	Chindex International, Inc	7
13,313		Cigna Corp	586
4,283	*	Community Health Systems, Inc	120
590		Computer Programs & Systems, Inc	34
1,671	*,e	Conceptus, Inc	33
1,595		Conmed Corp	44
2,129		Cooper Cos, Inc	170
467	*	Corvel Corp	23
6,943		Coventry Health Care, Inc	221
23,432		Covidien plc	1,254
2,234	*	Cross Country Healthcare, Inc	10
1,413	*	CryoLife, Inc	7
1,543	*	Cyberonics, Inc	69
475	*	Cynosure, Inc (Class A)	10
4,545	*	DaVita, Inc	446
6,891		Dentsply International, Inc	261
3,382	*	DexCom, Inc	44
5,544	*	Edwards Lifesciences Corp	573
1,554	*	Emeritus Corp	26
2,539	*	Endologix, Inc	39
711		Ensign Group, Inc	20
874	*,e	ePocrates, Inc	7
408	*	Exactech, Inc	7
1,376	*	EXamWorks, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

38,698	*	Express Scripts Holding Co	$2,161
1,637	*	Five Star Quality Care, Inc	5
2,191	*	Gen-Probe, Inc	180
1,497	*	Gentiva Health Services, Inc	10
1,370	*	Greatbatch, Inc	31
395	*	Greenway Medical Technologies	6
1,227	*	Haemonetics Corp	91
1,683	*	Hanger Orthopedic Group, Inc	43
1,438	*,e	Hansen Medical, Inc	3
4,983		HCA Holdings, Inc	152
12,404	*	Health Management Associates, Inc (Class A)	97
4,093	*	Health Net, Inc	99
4,651	*	Healthsouth Corp	108
797	*	HealthStream, Inc	21
1,788	*	Healthways, Inc	14
687	*,e	HeartWare International, Inc	61
4,357	*	Henry Schein, Inc	342
3,194		Hill-Rom Holdings, Inc	99
4,287	*	HMS Holdings Corp	143
13,090	*	Hologic, Inc	236
7,927		Humana, Inc	614
604	*	ICU Medical, Inc	32
2,704	*	Idexx Laboratories, Inc	260
2,329	*	Insulet Corp	50
1,114	*	Integra LifeSciences Holdings Corp	41
425	*	Integramed America, Inc	6
1,929	*	Intuitive Surgical, Inc	1,068
1,548		Invacare Corp	24
4,072	*	Inverness Medical Innovations, Inc	79
904	*	IPC The Hospitalist Co, Inc	41
1,079	*	IRIS International, Inc	12
2,539	*	Kindred Healthcare, Inc	25
4,705	*	Laboratory Corp of America Holdings	436
498		Landauer, Inc	29
735	*	LHC Group, Inc	12
2,226	*	LifePoint Hospitals, Inc	91
4,122	e	Lincare Holdings, Inc	140
1,359	*	Magellan Health Services, Inc	62
1,614	*,e	MAKO Surgical Corp	41
2,657		Masimo Corp	59
11,428		McKesson Corp	1,071
2,281	*	MedAssets, Inc	31
975	*	Medidata Solutions, Inc	32
50,392		Medtronic, Inc	1,952
2,504	*,e	Merge Healthcare, Inc	7
2,066		Meridian Bioscience, Inc	42
1,836	*	Merit Medical Systems, Inc	25
2,331	*	Metropolitan Health Networks, Inc	22
1,586	*	MModal, Inc	21
1,450	*	Molina Healthcare, Inc	34
620	*	MWI Veterinary Supply, Inc	64
516	e	National Healthcare Corp	23
119		National Research Corp	6
1,662	*	Natus Medical, Inc	19
1,314	*	Neogen Corp	61
4,406	*,e	Neoprobe Corp	16
2,136	*	NuVasive, Inc	54
2,243	*	NxStage Medical, Inc	38
5,491		Omnicare, Inc	171
1,729	*	Omnicell, Inc	25
2,901	*	OraSure Technologies, Inc	33
1,010	*	Orthofix International NV	42
3,228		Owens & Minor, Inc	99
1,140	*	Palomar Medical Technologies, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,582		Patterson Cos, Inc	$158
2,180	*	Pediatrix Medical Group, Inc	149
1,726	*	PharMerica Corp	19
626	*	PhotoMedex, Inc	8
617	*	Providence Service Corp	8
2,438	*	PSS World Medical, Inc	51
1,960		Quality Systems, Inc	54
7,558		Quest Diagnostics, Inc	453
1,220	*,e	Quidel Corp	19
6,932	*	Resmed, Inc	216
490	*	Rochester Medical Corp	5
804	*,e	Rockwell Medical Technologies, Inc	7
3,216	*	RTI Biologics, Inc	12
2,500	*	Select Medical Holdings Corp	25
2,698	*	Sirona Dental Systems, Inc	121
973	*	Skilled Healthcare Group, Inc (Class A)	6
3,016	*	Solta Medical, Inc	9
1,958	*	Spectranetics Corp	22
15,246		St. Jude Medical, Inc	608
1,741	*	Staar Surgical Co	13
2,985		STERIS Corp	94
15,042		Stryker Corp	829
758	*	Sun Healthcare Group, Inc	6
2,773	*,e	Sunrise Senior Living, Inc	20
900	*	SurModics, Inc	16
3,347	*	SXC Health Solutions Corp	332
1,974	*	Symmetry Medical, Inc	17
1,351	*	Team Health Holdings, Inc	33
1,782		Teleflex, Inc	109
21,306	*	Tenet Healthcare Corp	112
2,999	*	Thoratec Corp	101
730	*	Tornier BV	16
249	*	Triple-S Management Corp (Class B)	5
3,641	*,e	Unilife Corp	12
50,528		UnitedHealth Group, Inc	2,956
1,661		Universal American Corp	18
4,351		Universal Health Services, Inc (Class B)	188
701		US Physical Therapy, Inc	18
149		Utah Medical Products, Inc	5
1,585	*	Vanguard Health Systems, Inc	14
5,419	*	Varian Medical Systems, Inc	329
937	*	Vascular Solutions, Inc	12
4,351	*	VCA Antech, Inc	96
320	*	Vocera Communications, Inc	9
2,758	*	Volcano Corp	79
2,154	*	WellCare Health Plans, Inc	114
16,078		WellPoint, Inc	1,026
1,650		West Pharmaceutical Services, Inc	83
2,200	*	Wright Medical Group, Inc	47
233		Young Innovations, Inc	8
821	*	Zeltiq Aesthetics, Inc	5
8,559		Zimmer Holdings, Inc	551

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,397

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
20,834		Avon Products, Inc	338
1,434	*	Central Garden and Pet Co (Class A)	16
6,754		Church & Dwight Co, Inc	375
6,374		Clorox Co	462
22,953		Colgate-Palmolive Co	2,389
1,265	*	Elizabeth Arden, Inc	49
3,126	*	Energizer Holdings, Inc	235
11,134		Estee Lauder Cos (Class A)	603

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

867	e	Female Health Co	$5
5,990		Herbalife Ltd	289
735		Inter Parfums, Inc	13
18,802		Kimberly-Clark Corp	1,575
721	*,e	Medifast, Inc	14
537		Nature’s Sunshine Products, Inc	8
2,584		Nu Skin Enterprises, Inc (Class A)	121
602	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	6
289		Orchids Paper Products Co	5
2,523	*	Prestige Brands Holdings, Inc	40
133,128		Procter & Gamble Co	8,154
575	*	Revlon, Inc (Class A)	8
630		Schiff Nutrition International, Inc	11
1,115	*	Spectrum Brands, Inc	36
312	*,e	USANA Health Sciences, Inc	13
566		WD-40 Co	28

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,802

INSURANCE - 3.7%
16,268		ACE Ltd	1,206
22,727		Aflac, Inc	968
822	*	Alleghany Corp	279
1,767		Allied World Assurance Co Holdings Ltd	140
23,816		Allstate Corp	836
3,620	e	American Equity Investment Life Holding Co	40
3,560		American Financial Group, Inc	140
31,326	*	American International Group, Inc	1,005
355		American National Insurance Co	25
622	*	American Safety Insurance Holdings Ltd	12
915	*	Amerisafe, Inc	24
1,200	e	Amtrust Financial Services, Inc	36
15,856		Aon plc	742
6,583	*	Arch Capital Group Ltd	261
1,252		Argo Group International Holdings Ltd	37
5,455		Arthur J. Gallagher & Co	191
3,581		Aspen Insurance Holdings Ltd	103
4,071		Assurant, Inc	142
7,819		Assured Guaranty Ltd	110
5,327		Axis Capital Holdings Ltd	173
422		Baldwin & Lyons, Inc (Class B)	10
85,139	*	Berkshire Hathaway, Inc (Class B)	7,095
5,834		Brown & Brown, Inc	159
13,113		Chubb Corp	955
6,937		Cincinnati Financial Corp	264
2,162	*	Citizens, Inc (Class A)	21
1,391		CNA Financial Corp	39
11,225		Conseco, Inc	88
1,190		Crawford & Co (Class B)	5
406		Donegal Group, Inc (Class A)	5
309		Eastern Insurance Holdings, Inc	5
1,474	*	eHealth, Inc	24
168		EMC Insurance Group, Inc	3
1,950		Employers Holdings, Inc	35
2,054		Endurance Specialty Holdings Ltd	79
413	*	Enstar Group Ltd	41
1,505		Erie Indemnity Co (Class A)	108
2,565		Everest Re Group Ltd	265
881		FBL Financial Group, Inc (Class A)	25
11,312		Fidelity National Title Group, Inc (Class A)	218
5,150		First American Financial Corp	87
2,488		Flagstone Reinsurance Holdings Ltd	20
23,919	*	Genworth Financial, Inc (Class A)	135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,491	*	Greenlight Capital Re Ltd (Class A)	$38
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	89
21,920		Hartford Financial Services Group, Inc	386
4,914		HCC Insurance Holdings, Inc	154
2,378	*	Hilltop Holdings, Inc	24
366		Homeowners Choice, Inc	6
2,010		Horace Mann Educators Corp	35
392	e	Independence Holding Co	4
632		Infinity Property & Casualty Corp	36
212		Kansas City Life Insurance Co	7
2,516		Kemper Corp	77
14,200		Lincoln National Corp	311
15,163		Loews Corp	620
2,909		Maiden Holdings Ltd	25
470	*	Markel Corp	208
26,546		Marsh & McLennan Cos, Inc	856
4,600		Max Capital Group Ltd	107
7,809	*,e	MBIA, Inc	84
2,850		Meadowbrook Insurance Group, Inc	25
1,373		Mercury General Corp	57
40,269		Metlife, Inc	1,242
3,129		Montpelier Re Holdings Ltd	67
2,320	*	National Financial Partners Corp	31
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	15
636	*	Navigators Group, Inc	32
12,729		Old Republic International Corp	106
1,314		OneBeacon Insurance Group Ltd (Class A)	17
3,140		PartnerRe Ltd	238
7,094	*	Phoenix Cos, Inc	13
1,669		Platinum Underwriters Holdings Ltd	64
1,106		Presidential Life Corp	11
1,054		Primerica, Inc	28
15,036		Principal Financial Group	394
1,464		ProAssurance Corp	130
28,885		Progressive Corp	602
4,503		Protective Life Corp	132
22,691		Prudential Financial, Inc	1,099
3,586		Reinsurance Group of America, Inc (Class A)	191
2,404		RenaissanceRe Holdings Ltd	183
1,027		RLI Corp	70
678		Safety Insurance Group, Inc	28
999		SeaBright Insurance Holdings, Inc	9
2,700		Selective Insurance Group, Inc	47
2,158		Stancorp Financial Group, Inc	80
913		State Auto Financial Corp	13
1,214	e	Stewart Information Services Corp	19
3,790		Symetra Financial Corp	48
4,857		Torchmark Corp	246
1,864		Tower Group, Inc	39
18,902		Travelers Cos, Inc	1,207
746	*	United America Indemnity Ltd	15
1,337		United Fire & Casualty Co	29
587		Universal Insurance Holdings, Inc	2
13,888		UnumProvident Corp	266
3,894		Validus Holdings Ltd	125
5,391		W.R. Berkley Corp	210
288		White Mountains Insurance Group Ltd	150
15,467		XL Capital Ltd	325

		TOTAL INSURANCE	26,837

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 3.9%
1,430		A. Schulman, Inc	$28
428	*	ADA-ES, Inc	11
226	*	AEP Industries, Inc	10
10,224		Air Products & Chemicals, Inc	825
3,339		Airgas, Inc	280
5,809	e	AK Steel Holding Corp	34
4,328		Albemarle Corp	258
51,793		Alcoa, Inc	453
5,197		Allegheny Technologies, Inc	166
4,499	*	Allied Nevada Gold Corp	128
1,252		AMCOL International Corp	35
1,339		American Vanguard Corp	36
3,382		Aptargroup, Inc	173
970	*,e	Arabian American Development Co	9
3,807		Ashland, Inc	264
1,365		Balchem Corp	45
7,612		Ball Corp	312
4,932		Bemis Co, Inc	155
5,292		Boise, Inc	35
986		Brush Engineered Materials, Inc	23
1,757		Buckeye Technologies, Inc	50
3,089		Cabot Corp	126
2,978	*	Calgon Carbon Corp	42
2,161		Carpenter Technology Corp	103
1,087	*,e	Castle (A.M.) & Co	12
7,589		Celanese Corp (Series A)	263
1,164	*	Century Aluminum Co	8
3,180		CF Industries Holdings, Inc	616
340	e	Chase Corp	4
3,627	*	Chemtura	53
1,060	*	Clearwater Paper Corp	36
6,943		Cleveland-Cliffs, Inc	342
4,438	*	Coeur d’Alene Mines Corp	78
5,606		Commercial Metals Co	71
1,615		Compass Minerals International, Inc	123
7,232	*	Crown Holdings, Inc	249
2,235		Cytec Industries, Inc	131
567		Deltic Timber Corp	35
1,790		Domtar Corp	137
57,312		Dow Chemical Co	1,805
45,263		Du Pont (E.I.) de Nemours & Co	2,289
2,311		Eagle Materials, Inc	86
6,820		Eastman Chemical Co	344
12,629		Ecolab, Inc	865
4,514	*	Ferro Corp	22
2,562	*,e	Flotek Industries, Inc	24
6,906		FMC Corp	369
46,378		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,580
954	e	FutureFuel Corp	10
2,908	*,e	General Moly, Inc	9
1,622		Georgia Gulf Corp	42
2,058		Glatfelter	34
2,943		Globe Specialty Metals, Inc	39
2,517	*	Gold Reserve, Inc	9
1,426	e	Gold Resource Corp	37
1,121	*,e	Golden Minerals Co	5
12,807	*,e	Golden Star Resources Ltd	15
8,058	*	Graphic Packaging Holding Co	44
1,531		Greif, Inc (Class A)	63
2,421		H.B. Fuller Co	74
459		Hawkins, Inc	18
510		Haynes International, Inc	26
2,769	*	Headwaters, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,157	e	Hecla Mining Co	$67
2,056	*	Horsehead Holding Corp	20
9,393		Huntsman Corp	122
1,126		Innophos Holdings, Inc	64
1,190	*	Innospec, Inc	35
3,944		International Flavors & Fragrances, Inc	216
21,301		International Paper Co	616
2,641	*	Intrepid Potash, Inc	60
620		Kaiser Aluminum Corp	32
2,023	*	Kapstone Paper and Packaging Corp	32
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	37
1,610	*	Kraton Polymers LLC	35
1,114	e	Kronos Worldwide, Inc	18
1,289	*	Landec Corp	11
6,361	*	Louisiana-Pacific Corp	69
901	*	LSB Industries, Inc	28
15,607		LyondellBasell Industries AF S.C.A	628
2,227	e	Martin Marietta Materials, Inc	176
9,576	*,e	McEwen Mining, Inc	29
8,395		MeadWestvaco Corp	241
566	*	Metals USA Holdings Corp	9
3,984	*,e	Midway Gold Corp	6
862		Minerals Technologies, Inc	55
3,207	*,e	Molycorp, Inc	69
25,635		Monsanto Co	2,122
14,403		Mosaic Co	789
1,570		Myers Industries, Inc	27
1,075		Neenah Paper, Inc	29
426		NewMarket Corp	92
23,828		Newmont Mining Corp	1,156
1,121		Noranda Aluminium Holding Corp	9
15,457		Nucor Corp	586
3,909		Olin Corp	82
529		Olympic Steel, Inc	9
1,636	*	OM Group, Inc	31
2,250	*	Omnova Solutions, Inc	17
8,024	*	Owens-Illinois, Inc	154
4,762		Packaging Corp of America	134
5,999	*,e	Paramount Gold and Silver Corp	14
4,328		PolyOne Corp	59
7,400		PPG Industries, Inc	785
14,510		Praxair, Inc	1,578
610		Quaker Chemical Corp	28
3,642		Reliance Steel & Aluminum Co	184
3,928	*,e	Resolute Forest Products	45
1,196	*	Revett Minerals, Inc	4
3,439		Rock-Tenn Co (Class A)	188
3,340		Rockwood Holdings, Inc	148
2,652		Royal Gold, Inc	208
6,377		RPM International, Inc	173
1,496	*	RTI International Metals, Inc	34
1,183		Schnitzer Steel Industries, Inc (Class A)	33
762		Schweitzer-Mauduit International, Inc	52
2,024	e	Scotts Miracle-Gro Co (Class A)	83
8,412		Sealed Air Corp	130
2,432		Sensient Technologies Corp	89
4,351		Sherwin-Williams Co	576
5,868		Sigma-Aldrich Corp	434
2,380		Silgan Holdings, Inc	102
5,979		Solutia, Inc	168
4,578		Sonoco Products Co	138
8,729		Southern Copper Corp (NY)	275
1,508	*	Spartech Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,635		Steel Dynamics, Inc	$125
417		Stepan Co	39
5,644	*	Stillwater Mining Co	48
2,858	*,e	SunCoke Energy, Inc	42
3,933	*	Tahoe Resources, Inc	55
1,109	e	Texas Industries, Inc	43
668	*	Texas Petrochemicals, Inc	25
3,892		Titanium Metals Corp	44
1,281		Tredegar Corp	19
260	*	UFP Technologies, Inc	4
66	*	United States Lime & Minerals, Inc	3
6,927	e	United States Steel Corp	143
391	*	Universal Stainless & Alloy	16
2,645	*	US Antimony Corp	11
910	*,e	US Silica Holdings Inc	10
4,845		Valspar Corp	254
3,459	*,e	Vista Gold Corp	10
6,279		Vulcan Materials Co	250
3,098		Walter Energy, Inc	137
2,666		Wausau Paper Corp	26
893	e	Westlake Chemical Corp	47
297	*	WHX Corp	4
2,539		Worthington Industries, Inc	52
3,554	*	WR Grace & Co	179
1,145		Zep, Inc	16
1,635	*	Zoltek Cos, Inc	15

		TOTAL MATERIALS	28,653

MEDIA - 3.3%
2,662	*	AMC Networks, Inc	95
1,425		Arbitron, Inc	50
4,724		Belo (A.H.) Corp (Class A)	30
10,515		Cablevision Systems Corp (Class A)	140
852	*	Carmike Cinemas, Inc	12
31,499		CBS Corp (Class B)	1,033
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	9
2,365	*	Charter Communications, Inc	168
5,586		Cinemark Holdings, Inc	128
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	12
129,457		Comcast Corp (Class A)	4,139
1,802	*,e	Crown Media Holdings, Inc (Class A)	3
1,191	*,e	Cumulus Media, Inc (Class A)	4
1,322	*,e	Digital Generation, Inc	16
31,860	*	DIRECTV	1,555
12,390	*	Discovery Communications, Inc (Class A)	669
9,460		DISH Network Corp (Class A)	270
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	63
1,252	*,e	Entercom Communications Corp (Class A)	7
2,637		Entravision Communications Corp (Class A)	3
1,802	*	EW Scripps Co (Class A)	17
354	*	Fisher Communications, Inc	11
11,396		Gannett Co, Inc	168
629	*	Global Sources Ltd	4
2,075		Harte-Hanks, Inc	19
22,735		Interpublic Group of Cos, Inc	247
2,263		John Wiley & Sons, Inc (Class A)	111
2,807	*	Journal Communications, Inc (Class A)	14
1,587	*	Knology, Inc	31
3,750	*,e	Lamar Advertising Co (Class A)	107
12,747	*	Liberty Global, Inc (Class A)	633
5,273	*	Liberty Interactive LLC	464
1,798	*	Lin TV Corp (Class A)	5
4,138	*,e	Lions Gate Entertainment Corp	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,613	*	Live Nation, Inc	$70
2,849	*	Madison Square Garden, Inc	107
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)	5
3,219	*,e	McClatchy Co (Class A)	7
13,441		McGraw-Hill Cos, Inc	605
1,288	e	MDC Partners, Inc	15
1,763	e	Meredith Corp	56
1,117		Morningstar, Inc	65
2,714		National CineMedia, Inc	41
6,951	*	New York Times Co (Class A)	54
101,783		News Corp (Class A)	2,269
542	*	Nexstar Broadcasting Group, Inc (Class A)	4
13,244		Omnicom Group, Inc	644
660		Outdoor Channel Holdings, Inc	5
3,876	*,e	Pandora Media, Inc	42
490	*	ReachLocal, Inc	5
787	*	Reading International, Inc	4
4,340	e	Regal Entertainment Group (Class A)	60
475	*	Rentrak Corp	10
162	*	Saga Communications, Inc	6
1,378		Scholastic Corp	39
4,123		Scripps Networks Interactive (Class A)	234
3,111		Sinclair Broadcast Group, Inc (Class A)	28
184,127	*	Sirius XM Radio, Inc	341
18,002		Thomson Corp	512
15,186		Time Warner Cable, Inc	1,247
46,062		Time Warner, Inc	1,773
2,076	*,e	Valassis Communications, Inc	45
98	e	Value Line, Inc	1
25,642		Viacom, Inc (Class B)	1,206
13,509	e	Virgin Media, Inc	329
86,175		Walt Disney Co	4,179
213	e	Washington Post Co (Class B)	80
1,281		World Wrestling Entertainment, Inc (Class A)	10

		TOTAL MEDIA	24,396

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
75,594		Abbott Laboratories	4,874
1,983	*,e	Achillion Pharmaceuticals, Inc	12
2,044	*	Acorda Therapeutics, Inc	48
1,053	*	Aegerion Pharmaceuticals, Inc	16
1,787	*	Affymax, Inc	23
4,200	*	Affymetrix, Inc	20
1,108	*	Agenus, Inc	6
16,882		Agilent Technologies, Inc	663
2,860	*	Akorn, Inc	45
9,333	*	Alexion Pharmaceuticals, Inc	927
5,952	*	Alkermes PLC	101
14,530		Allergan, Inc	1,345
4,202	*	Allos Therapeutics, Inc	8
2,039	*,e	Alnylam Pharmaceuticals, Inc	24
1,109	*	AMAG Pharmaceuticals, Inc	17
37,436		Amgen, Inc	2,734
1,454	*,e	Amicus Therapeutics, Inc	8
1,022	*,e	Ampio Pharmaceuticals, Inc	5
7,915	*	Amylin Pharmaceuticals, Inc	223
9,609	*,e	Arena Pharmaceuticals, Inc	96
8,049	*	Ariad Pharmaceuticals, Inc	139
2,640	*	Arqule, Inc	16
3,660	*	Array Biopharma, Inc	13
2,656	*	Astex Pharmaceuticals	6
2,455	*	Auxilium Pharmaceuticals, Inc	66
6,354	*,e	AVANIR Pharmaceuticals, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,870	*,e	AVEO Pharmaceuticals, Inc	$23
2,465	*,e	BioCryst Pharmaceuticals, Inc	10
11,639	*	Biogen Idec, Inc	1,680
5,931	*	BioMarin Pharmaceuticals, Inc	235
983	*	Bio-Rad Laboratories, Inc (Class A)	98
215	*	Biospecifics Technologies Corp	4
1,108	*,e	Biotime, Inc	5
81,312		Bristol-Myers Squibb Co	2,923
4,265	*	Bruker BioSciences Corp	57
1,890	*,e	Cadence Pharmaceuticals, Inc	7
1,815	*	Cambrex Corp	17
21,398	*	Celgene Corp	1,373
2,900	*,e	Celldex Therapeutics, Inc	15
3,195	*	Cepheid, Inc	143
2,389	*	Charles River Laboratories International, Inc	78
669	*	Clovis Oncology, Inc	14
442	*,e	Codexis, Inc	2
1,326	*,e	Corcept Therapeutics, Inc	6
318	*	Cornerstone Therapeutics, Inc	2
3,087	*	Covance, Inc	148
3,083	*	Cubist Pharmaceuticals, Inc	117
3,574	*,e	Curis, Inc	19
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	57
2,984	*	Depomed, Inc	17
2,207	*	Discovery Laboratories, Inc	5
1,240	*	Dusa Pharmaceuticals, Inc	6
4,970	*	Dyax Corp	11
8,402	*,e	Dynavax Technologies Corp	36
49,808		Eli Lilly & Co	2,137
1,234	*	Emergent Biosolutions, Inc	19
5,765	*	Endo Pharmaceuticals Holdings, Inc	179
1,449	*,e	Endocyte, Inc	12
2,632	*,e	Enzon Pharmaceuticals, Inc	18
2,888	*	eResearch Technology, Inc	23
2,644	*	Exact Sciences Corp	28
6,457	*,e	Exelixis, Inc	36
989	*,e	Fluidigm Corp	15
12,917	*	Forest Laboratories, Inc	452
512	*	Furiex Pharmaceuticals Inc	11
810	*	Genomic Health, Inc	27
6,445	*,e	Geron Corp	11
36,361	*	Gilead Sciences, Inc	1,865
971	*	GTx, Inc	3
3,942	*,e	Halozyme Therapeutics, Inc	35
1,104	*	Harvard Bioscience, Inc	4
458	*	Hi-Tech Pharmacal Co, Inc	15
1,073	*,e	Horizon Pharma, Inc	8
8,023	*	Hospira, Inc	281
9,905	*,e	Human Genome Sciences, Inc	130
3,653	*,e	Idenix Pharmaceuticals, Inc	38
6,175	*,e	Illumina, Inc	249
1,963	*	ImmunoCellular Therapeutics Ltd	7
3,568	*,e	Immunogen, Inc	60
3,543	*,e	Immunomedics, Inc	13
3,365	*	Impax Laboratories, Inc	68
4,807	*,e	Incyte Corp	109
1,026	*,e	Infinity Pharmaceuticals, Inc	14
3,158	*,e	InterMune, Inc	38
3,659	*	Ironwood Pharmaceuticals, Inc	50
5,202	*,e	Isis Pharmaceuticals, Inc	62
1,109	*	Jazz Pharmaceuticals plc	50
133,351		Johnson & Johnson	9,009
2,721	*	Keryx Biopharmaceuticals, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

832	*	Lannett Co, Inc	$4
10,577	*	Lexicon Pharmaceuticals, Inc	24
8,668	*	Life Technologies Corp	390
925	*	Ligand Pharmaceuticals, Inc (Class B)	16
2,138	*	Luminex Corp	52
5,511	*,e	MannKind Corp	13
1,093	*,e	MAP Pharmaceuticals, Inc	16
1,801		Maxygen, Inc	11
2,495	*	Medicines Co	57
3,195		Medicis Pharmaceutical Corp (Class A)	109
1,758	*	Medivation, Inc	161
388		Medtox Scientific, Inc	11
147,373		Merck & Co, Inc	6,153
720	*,e	Merrimack Pharmaceuticals, Inc	5
1,572	*	Mettler-Toledo International, Inc	245
2,284	*	Momenta Pharmaceuticals, Inc	31
20,816	*	Mylan Laboratories, Inc	445
4,133	*	Myriad Genetics, Inc	98
5,532	*,e	Nektar Therapeutics	45
3,256	*	Neurocrine Biosciences, Inc	26
629	*	NewLink Genetics Corp	9
4,336	*,e	Novavax, Inc	7
4,176	*	NPS Pharmaceuticals, Inc	36
1,070	*	Obagi Medical Products, Inc	16
1,112	*,e	Omeros Corp	11
511	*,e	OncoGenex Pharmaceutical, Inc	7
2,102	*,e	Oncothyreon, Inc	10
3,107	*	Onyx Pharmaceuticals, Inc	206
4,791	*,e	Opko Health, Inc	22
1,463	*,e	Optimer Pharmaceuticals, Inc	23
2,988	*	Orexigen Therapeutics, Inc	17
807	*,e	Osiris Therapeutics, Inc	9
1,723	*,e	Pacific Biosciences of California, Inc	4
915	*	Pacira Pharmaceuticals, Inc	15
1,792		Pain Therapeutics, Inc	8
1,830	*	Par Pharmaceutical Cos, Inc	66
2,917	*	Parexel International Corp	82
5,458	e	PDL BioPharma, Inc	36
5,542		PerkinElmer, Inc	143
4,034		Perrigo Co	476
361,632		Pfizer, Inc	8,318
2,645	*,e	Pharmacyclics, Inc	144
1,425	*	Pozen, Inc	9
1,419	*	Progenics Pharmaceuticals, Inc	14
11,425	*,e	Qiagen N.V. (NASDAQ)	191
2,696	*	Questcor Pharmaceuticals, Inc	144
2,377	*,e	Raptor Pharmaceutical Corp	13
3,754	*	Regeneron Pharmaceuticals, Inc	429
1,493	*	Repligen Corp	6
714	*,e	Repros Therapeutics, Inc	6
3,471	*	Rigel Pharmaceuticals, Inc	32
345	*,e	Sagent Pharmaceuticals	6
3,014	*	Salix Pharmaceuticals Ltd	164
2,157	*,e	Sangamo Biosciences, Inc	12
2,882	*	Santarus, Inc	20
2,738	*,e	Sciclone Pharmaceuticals, Inc	19
4,880	*,e	Seattle Genetics, Inc	124
4,993	*,e	Sequenom, Inc	20
1,470	*,e	SIGA Technologies, Inc	4
2,652	*,e	Spectrum Pharmaceuticals, Inc	41
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
445	*	Synageva BioPharma Corp	18
2,003	*	Synergy Pharmaceuticals, Inc	9
1,821	*,e	Synta Pharmaceuticals Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,257	*	Targacept, Inc	$5
1,792		Techne Corp	133
3,469	*	Theravance, Inc	77
17,840		Thermo Electron Corp	926
764	*	Threshold Pharmaceuticals, Inc	6
1,207	*,m	Trius Therapeutics, Inc	7
2,600	*	United Therapeutics Corp	128
1,501	*	Vanda Pharmaceuticals, Inc	7
579	*,e	Ventrus Biosciences, Inc	2
10,327	*	Vertex Pharmaceuticals, Inc	577
3,055	*	Vical, Inc	11
3,526	*	Viropharma, Inc	84
4,844	*,e	Vivus, Inc	138
8,140		Warner Chilcott plc	146
4,460	*	Waters Corp	354
6,142	*	Watson Pharmaceuticals, Inc	454
1,508	*,e	Xenoport, Inc	9
3,261	*,e	XOMA Corp	10
2,912	*,e	ZIOPHARM Oncology, Inc	17

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	55,618

REAL ESTATE - 3.7%
2,117		Acadia Realty Trust	49
755		AG Mortgage Investment Trust	16
505		Agree Realty Corp	11
104		Alexander’s, Inc	45
2,762		Alexandria Real Estate Equities, Inc	201
21,441		AMB Property Corp	713
1,470		American Assets Trust,Inc	36
3,566		American Campus Communities, Inc	160
14,921		American Capital Agency Corp	502
1,755		American Capital Mortgage, Inc	42
7,707	*	American Realty Capital Trust, Inc	84
19,627		American Tower Corp	1,372
47,329		Annaly Capital Management, Inc	794
6,519		Anworth Mortgage Asset Corp	46
6,369		Apartment Investment & Management Co (Class A)	172
867		Apollo Commercial Real Estate Finance, Inc	14
378		Ares Commercial Real Estate Corp	7
8,634	*	ARMOUR Residential REIT, Inc	61
2,185		Ashford Hospitality Trust, Inc	18
2,073		Associated Estates Realty Corp	31
454	*	AV Homes, Inc	7
4,631		AvalonBay Communities, Inc	655
7,506		BioMed Realty Trust, Inc	140
7,112		Boston Properties, Inc	771
7,051		Brandywine Realty Trust	87
3,765		BRE Properties, Inc (Class A)	188
3,896		Camden Property Trust	264
1,900		Campus Crest Communities, Inc	20
3,499		Capital Lease Funding, Inc	15
4,568		Capstead Mortgage Corp	64
7,851		CBL & Associates Properties, Inc	153
15,942	*	CBRE Group, Inc	261
2,712		Cedar Shopping Centers, Inc	14
464		Chatham Lodging Trust	7
1,642		Chesapeake Lodging Trust	28
51,853		Chimera Investment Corp	122
4,203		Colonial Properties Trust	93
1,674		Colony Financial, Inc	29
378	e	Consolidated-Tomoka Land Co	11
800		Coresite Realty	21
3,601		Corporate Office Properties Trust	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,773		Cousins Properties, Inc	$37
2,905		CreXus Investment Corp	30
5,967		CubeSmart	70
6,010		CYS Investments, Inc	83
12,464		DCT Industrial Trust, Inc	79
10,697		DDR Corp	157
8,158		DiamondRock Hospitality Co	83
5,356		Digital Realty Trust, Inc	402
6,476		Douglas Emmett, Inc	150
12,782		Duke Realty Corp	187
2,984		DuPont Fabros Technology, Inc	85
2,653		Dynex Capital, Inc	28
1,377		EastGroup Properties, Inc	73
4,615		Education Realty Trust, Inc	51
2,472		Entertainment Properties Trust	102
2,004		Equity Lifestyle Properties, Inc	138
2,651		Equity One, Inc	56
14,607		Equity Residential	911
1,710		Essex Property Trust, Inc	263
1,621		Excel Trust, Inc	19
4,748		Extra Space Storage, Inc	145
3,147		Federal Realty Investment Trust	328
6,309	*	FelCor Lodging Trust, Inc	30
4,317	*	First Industrial Realty Trust, Inc	55
2,547		First Potomac Realty Trust	30
6,922	*	Forest City Enterprises, Inc (Class A)	101
1,790	*	Forestar Real Estate Group, Inc	23
3,639		Franklin Street Properties Corp	39
25,599		General Growth Properties, Inc	463
1,193		Getty Realty Corp	23
498		Gladstone Commercial Corp	8
6,781		Glimcher Realty Trust	69
1,811		Government Properties Income Trust	41
2,207	*	Gramercy Capital Corp	6
58	*	Gyrodyne Co of America, Inc	7
4,762		Hatteras Financial Corp	136
20,381		HCP, Inc	900
10,383		Health Care REIT, Inc	605
3,664		Healthcare Realty Trust, Inc	87
8,372		Hersha Hospitality Trust	44
3,786		Highwoods Properties, Inc	127
2,366		Home Properties, Inc	145
6,635		Hospitality Properties Trust	164
34,558		Host Marriott Corp	547
1,158	*	Howard Hughes Corp	71
4,076		HRPT Properties Trust	78
1,747		Hudson Pacific Properties	30
4,699		Inland Real Estate Corp	39
5,622		Invesco Mortgage Capital, Inc	103
3,940		Investors Real Estate Trust	31
4,086	*	iStar Financial, Inc	26
2,166		Jones Lang LaSalle, Inc	152
1,173	e	Kennedy-Wilson Holdings, Inc	16
3,326		Kilroy Realty Corp	161
19,779		Kimco Realty Corp	376
2,891		Kite Realty Group Trust	14
4,298		LaSalle Hotel Properties	125
6,009		Lexington Corporate Properties Trust	51
5,687		Liberty Property Trust	210
1,483		LTC Properties, Inc	54
6,443		Macerich Co	381
4,389		Mack-Cali Realty Corp	128
6,789		Medical Properties Trust, Inc	65
18,015		MFA Mortgage Investments, Inc	142

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,993		Mid-America Apartment Communities, Inc	$136
1,230		Mission West Properties, Inc	11
2,597		Monmouth Real Estate Investment Corp (Class A)	30
1,100		National Health Investors, Inc	56
5,205		National Retail Properties, Inc	147
824		New York Mortgage Trust, Inc	6
3,670		NorthStar Realty Finance Corp	19
2,098		NRDC Acquisition Corp	25
5,124		Omega Healthcare Investors, Inc	115
567		One Liberty Properties, Inc	11
946		Parkway Properties, Inc	11
2,560		Pebblebrook Hotel Trust	60
2,924		Pennsylvania Real Estate Investment Trust	44
1,391		Pennymac Mortgage Investment Trust	27
8,735		Piedmont Office Realty Trust, Inc	150
7,839		Plum Creek Timber Co, Inc	311
2,631		Post Properties, Inc	129
2,094		Potlatch Corp	67
903		PS Business Parks, Inc	61
6,876		Public Storage, Inc	993
1,737		RAIT Investment Trust	8
1,967		Ramco-Gershenson Properties	25
5,944		Rayonier, Inc	267
5,513		Realty Income Corp	230
4,253		Redwood Trust, Inc	53
4,546		Regency Centers Corp	216
4,090		Resource Capital Corp	22
4,138		Retail Properties of America, Inc	40
5,176		RLJ Lodging Trust	94
1,067	*	Rouse Properties, Inc	14
1,780		Sabra Healthcare REIT, Inc	30
330		Saul Centers, Inc	14
7,899		Senior Housing Properties Trust	176
14,685		Simon Property Group, Inc	2,286
4,148		SL Green Realty Corp	333
1,406		Sovran Self Storage, Inc	70
3,295	*	St. Joe Co	52
1,183		STAG Industrial, Inc	17
5,639		Starwood Property Trust, Inc	120
8,848	*	Strategic Hotels & Resorts, Inc	57
1,510		Summit Hotel Properties, Inc	13
1,288		Sun Communities, Inc	57
6,003	*	Sunstone Hotel Investors, Inc	66
4,492		Tanger Factory Outlet Centers, Inc	144
2,937		Taubman Centers, Inc	227
790	*	Tejon Ranch Co	23
400		Terreno Realty Corp	6
1,552		Thomas Properties Group, Inc	9
10,384		Two Harbors Investment Corp	108
12,006		UDR, Inc	310
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	24
1,407		Urstadt Biddle Properties, Inc (Class A)	28
14,038		Ventas, Inc	886
8,538		Vornado Realty Trust	717
3,217		Washington Real Estate Investment Trust	92
5,688		Weingarten Realty Investors	150
380	*	Western Asset Mortgage Capital Corp	7
26,107		Weyerhaeuser Co	584
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	17

		TOTAL REAL ESTATE	26,802

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 4.1%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	$4
3,691		Aaron’s, Inc	104
4,405		Abercrombie & Fitch Co (Class A)	150
3,568		Advance Auto Parts, Inc	243
3,935	*	Aeropostale, Inc	70
17,525	*	Amazon.com, Inc	4,002
9,508		American Eagle Outfitters, Inc	188
580	*	America’s Car-Mart, Inc	23
2,306	*	Ann Taylor Stores Corp	59
1,365	*	Asbury Automotive Group, Inc	32
1,206	*	Audiovox Corp (Class A)	11
2,054	*,e	Autonation, Inc	72
1,849	*	Autozone, Inc	679
1,455	*,e	Barnes & Noble, Inc	24
1,533		Bebe Stores, Inc	9
11,332	*	Bed Bath & Beyond, Inc	700
13,067		Best Buy Co, Inc	274
1,412		Big 5 Sporting Goods Corp	11
3,272	*	Big Lots, Inc	133
672	*,e	Blue Nile, Inc	20
578	*,e	Body Central Corp	5
447	e	Bon-Ton Stores, Inc	4
2,300		Brown Shoe Co, Inc	30
1,313	e	Buckle, Inc	52
2,257	*	Cabela’s, Inc	85
11,175	*	Carmax, Inc	290
2,260	*	Casual Male Retail Group, Inc	8
966		Cato Corp (Class A)	29
8,131		Chico’s FAS, Inc	121
1,035	*	Children’s Place Retail Stores, Inc	52
836	*	Citi Trends, Inc	13
3,407	*	Collective Brands, Inc	73
679	*,e	Conn’s, Inc	10
638		Core-Mark Holding Co, Inc	31
476		Destination Maternity Corp	10
4,508		Dick’s Sporting Goods, Inc	216
1,493	e	Dillard’s, Inc (Class A)	95
8,970	*	Dollar General Corp	488
11,266	*	Dollar Tree, Inc	606
1,596		DSW, Inc (Class A)	87
4,250		Expedia, Inc	204
4,341		Express Parent LLC	79
4,474		Family Dollar Stores, Inc	297
2,617		Finish Line, Inc (Class A)	55
7,370		Foot Locker, Inc	225
1,694	*,e	Francesca’s Holdings Corp	46
1,790		Fred’s, Inc (Class A)	27
6,254	e	GameStop Corp (Class A)	115
14,708		Gap, Inc	402
1,189	*	Genesco, Inc	72
7,579		Genuine Parts Co	456
3,592		GNC Holdings, Inc	141
410	*	Gordmans Stores, Inc	7
1,288		Group 1 Automotive, Inc	59
2,132	*,e	Groupon, Inc	23
3,144	e	Guess?, Inc	95
1,232		Haverty Furniture Cos, Inc	14
892	*,e	HHgregg, Inc	10
1,197	*	Hibbett Sports, Inc	69
74,360		Home Depot, Inc	3,940
1,550	*,e	HomeAway, Inc	34
2,222		Hot Topic, Inc	22
1,773		HSN, Inc	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,757	e	JC Penney Co, Inc	$181
1,086	*	JOS A Bank Clothiers, Inc	46
891	*	Kirkland’s, Inc	10
11,913		Kohl’s Corp	542
27,139	*	Liberty Media Holding Corp (Interactive A)	483
11,721		Limited Brands, Inc	498
1,111		Lithia Motors, Inc (Class A)	26
7,128	*	LKQ Corp	238
58,175		Lowe’s Companies, Inc	1,655
1,342	*,e	Lumber Liquidators, Inc	45
20,140		Macy’s, Inc	692
1,129	*	MarineMax, Inc	11
534	*	Mattress Firm Holding Corp	16
2,482		Men’s Wearhouse, Inc	70
1,144		Monro Muffler, Inc	38
2,655	*,e	NetFlix, Inc	182
888	*	New York & Co, Inc	3
7,512		Nordstrom, Inc	373
1,665	e	Nutri/System, Inc	19
6,966	*	Office Depot, Inc	15
943	*	OfficeMax, Inc	5
1,309	*	Orbitz Worldwide, Inc	5
6,156	*	O’Reilly Automotive, Inc	516
840	*,e	Overstock.com, Inc	6
2,064		Penske Auto Group, Inc	44
2,583	e	PEP Boys - Manny Moe & Jack	26
1,182	e	PetMed Express, Inc	14
5,270		Petsmart, Inc	359
4,168		Pier 1 Imports, Inc	68
2,389	*	Priceline.com, Inc	1,587
5,358	e	RadioShack Corp	21
2,805		Rent-A-Center, Inc	95
11,002		Ross Stores, Inc	687
769	*,e	Rue21, Inc	19
5,305	*,e	Saks, Inc	57
7,516	*	Sally Beauty Holdings, Inc	193
1,774	*,e	Sears Holdings Corp	106
2,743	*	Select Comfort Corp	57
775		Shoe Carnival, Inc	17
1,725	*,e	Shutterfly, Inc	53
4,067		Signet Jewelers Ltd	179
2,027	e	Sonic Automotive, Inc (Class A)	28
210	*	Sourceforge, Inc	4
1,474		Stage Stores, Inc	27
33,467		Staples, Inc	437
1,440		Stein Mart, Inc	11
461	*	Systemax, Inc	5
3,432	*,e	Talbots, Inc	9
31,748		Target Corp	1,847
448	*	Teavana Holdings, Inc	6
6,216		Tiffany & Co	329
432	*	Tilly’s, Inc	7
35,992		TJX Companies, Inc	1,545
3,499		Tractor Supply Co	291
3,967	*	TripAdvisor, Inc	177
1,789	*	Tuesday Morning Corp	8
3,056		Ulta Salon Cosmetics & Fragrance, Inc	285
5,178	*	Urban Outfitters, Inc	143
658	*	US Auto Parts Network, Inc	3
1,052	*	Vitacost.com, Inc	6
1,434	*	Vitamin Shoppe, Inc	79
640	*	West Marine, Inc	8
5,043	*	Wet Seal, Inc (Class A)	16
4,298		Williams-Sonoma, Inc	150

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

133		Winmark Corp	$8
1,062	*	Zumiez, Inc	42

		TOTAL RETAILING	30,305

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
2,226	*	Advanced Energy Industries, Inc	30
31,059	*	Advanced Micro Devices, Inc	178
844	*	Alpha & Omega Semiconductor Lt	8
15,516		Altera Corp	525
3,904	*,e	Amkor Technology, Inc	19
3,097	*	Anadigics, Inc	6
14,318		Analog Devices, Inc	539
62,297		Applied Materials, Inc	714
3,650	*	Applied Micro Circuits Corp	21
22,988	*	Atmel Corp	154
1,604	*	ATMI, Inc	33
2,160	*	AuthenTec, Inc	9
11,857		Avago Technologies Ltd	426
5,359	*	Axcelis Technologies, Inc	6
1,469	*	AXT, Inc	6
26,114		Broadcom Corp (Class A)	883
3,308		Brooks Automation, Inc	31
806		Cabot Microelectronics Corp	24
2,448	*	Cavium Networks, Inc	69
1,230	*,e	Ceva, Inc	22
2,833	*	Cirrus Logic, Inc	85
1,302		Cohu, Inc	13
5,075	*,e	Cree, Inc	130
1,500	*	Cymer, Inc	88
7,650		Cypress Semiconductor Corp	101
1,921	*	Diodes, Inc	36
1,224	*	DSP Group, Inc	8
6,714	*	Entegris, Inc	57
4,315	*,e	Entropic Communications, Inc	24
2,444	*	Exar Corp	20
6,197	*	Fairchild Semiconductor International, Inc	87
2,676	*,e	First Solar, Inc	40
2,618	*	Formfactor, Inc	17
2,182	*,e	Freescale Semiconductor Holdings Ltd	22
1,543	*,e	FSI International, Inc	6
1,030	*	GSI Technology, Inc	5
6,373	*,e	GT Solar International, Inc	34
1,461	*	Hittite Microwave Corp	75
1,024	*,e	Inphi Corp	10
6,477	*	Integrated Device Technology, Inc	36
1,216	*	Integrated Silicon Solution, Inc	12
242,849		Intel Corp	6,472
643	*	Intermolecular, Inc	5
3,528	*	International Rectifier Corp	70
6,580		Intersil Corp (Class A)	70
1,231	*	IXYS Corp	14
8,188		Kla-Tencor Corp	403
4,206	*	Kopin Corp	14
9,877	*	Lam Research Corp	373
5,950	*	Lattice Semiconductor Corp	22
11,064		Linear Technology Corp	347
27,928	*	LSI Logic Corp	178
2,408	*	LTX-Credence Corp	16
282	*	MA-COM Technology Solutions	5
22,731		Marvell Technology Group Ltd	256
2,801	*	Mattson Technology, Inc	5
14,328		Maxim Integrated Products, Inc	367
383	*	MaxLinear, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,052	*,e	MEMC Electronic Materials, Inc	$11
2,455		Micrel, Inc	23
9,163	e	Microchip Technology, Inc	303
42,944	*	Micron Technology, Inc	271
4,543	*	Microsemi Corp	84
1,664	*,e	Mindspeed Technologies, Inc	4
2,847	*	MIPS Technologies, Inc	19
2,658		MKS Instruments, Inc	77
1,520	*	Monolithic Power Systems, Inc	30
1,391	*	MoSys, Inc	4
1,014	*	Nanometrics, Inc	16
258	*,e	NVE Corp	14
29,569	*	Nvidia Corp	409
2,767	*	Omnivision Technologies, Inc	37
22,048	*	ON Semiconductor Corp	157
1,181	*	PDF Solutions, Inc	12
1,447	*	Pericom Semiconductor Corp	13
2,703	*	Photronics, Inc	16
1,628	*	PLX Technology, Inc	10
11,786	*	PMC - Sierra, Inc	72
1,292		Power Integrations, Inc	48
5,356	*	Rambus, Inc	31
13,977	*	RF Micro Devices, Inc	59
782	*,e	Rubicon Technology, Inc	8
1,464	*	Rudolph Technologies, Inc	13
3,192	*	Semtech Corp	78
1,525	*	Sigma Designs, Inc	10
4,055	*	Silicon Image, Inc	17
2,178	*	Silicon Laboratories, Inc	83
9,357	*	Skyworks Solutions, Inc	256
2,527	*	Spansion, Inc	28
1,279	*	Standard Microsystems Corp	47
1,361	*,e	STR Holdings, Inc	6
2,241	*	SunPower Corp	11
493	*	Supertex, Inc	9
9,372	*	Teradyne, Inc	132
2,769		Tessera Technologies, Inc	43
55,588		Texas Instruments, Inc	1,595
8,183	*	Triquint Semiconductor, Inc	45
928	*	Ultra Clean Holdings	6
1,279	*	Ultratech, Inc	40
1,886	*,e	Veeco Instruments, Inc	65
1,235	*	Volterra Semiconductor Corp	29
12,863		Xilinx, Inc	432

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,901

SOFTWARE & SERVICES - 9.3%
2,523	*	Accelrys, Inc	20
30,900		Accenture plc	1,857
1,925	*	ACI Worldwide, Inc	85
1,874	*	Active Network, Inc	29
20,592		Activision Blizzard, Inc	247
2,448	*	Actuate Corp	17
3,603	*	Acxiom Corp	54
24,111	*	Adobe Systems, Inc	780
1,656	*	Advent Software, Inc	45
8,706	*	Akamai Technologies, Inc	276
2,449	*	Alliance Data Systems Corp	331
8,206	*	Amdocs Ltd	244
764	*	American Software, Inc (Class A)	6
1,408	*,e	Ancestry.com, Inc	39
1,747	*	Angie’s List, Inc	28
4,500	*	Ansys, Inc	284

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,551	*	AOL, Inc	$128
4,883	*	Ariba, Inc	219
4,286	*	Aspen Technology, Inc	99
11,143	*	Autodesk, Inc	390
23,762		Automatic Data Processing, Inc	1,323
2,248	*	Bankrate, Inc	41
443	*,e	Bazaarvoice, Inc	8
2,369		Blackbaud, Inc	61
2,218	*	Blucora, Inc	27
7,809	*	BMC Software, Inc	333
1,196	e	Booz Allen Hamilton Holding Co	18
1,713	*	Bottomline Technologies, Inc	31
273	*	Brightcove, Inc	4
6,224		Broadridge Financial Solutions, Inc	132
1,345	*,e	BroadSoft, Inc	39
17,246		CA, Inc	467
1,266	*,e	CACI International, Inc (Class A)	70
13,010	*	Cadence Design Systems, Inc	143
1,555	*,e	Callidus Software, Inc	8
540	*	Carbonite, Inc	5
2,159	*	Cardtronics, Inc	65
437		Cass Information Systems, Inc	18
3,700	*	Ciber, Inc	16
9,047	*	Citrix Systems, Inc	759
643	*	Clinical Data, Inc	1
14,843	*	Cognizant Technology Solutions Corp (Class A)	891
2,159	*	Commvault Systems, Inc	107
7,554		Computer Sciences Corp	187
760	*	Computer Task Group, Inc	11
11,006	*	Compuware Corp	102
1,622	*	comScore, Inc	27
2,256	*	Concur Technologies, Inc	154
1,503	*,e	Constant Contact, Inc	27
5,243		Convergys Corp	77
1,648	*,e	Cornerstone OnDemand, Inc	39
1,288	*	CoStar Group, Inc	105
1,795	*	CSG Systems International, Inc	31
2,053	*	DealerTrack Holdings, Inc	62
1,002	*	Deltek, Inc	12
1,448	*,e	Demand Media, Inc	16
327	*	Demandware, Inc	8
2,464	*	Dice Holdings, Inc	23
2,001	*	Digital River, Inc	33
335		DMRC Corp	9
1,423		DST Systems, Inc	77
5,728		Earthlink, Inc	43
1,509	*	EasyLink Services International Corp	11
56,118	*	eBay, Inc	2,357
1,521	e	Ebix, Inc	30
15,461	*	Electronic Arts, Inc	191
1,070	*	Ellie Mae, Inc	19
993	*	Envestnet, Inc	12
1,587		EPIQ Systems, Inc	19
206	*	ePlus, Inc	7
2,338	*	Equinix, Inc	411
2,804	*	Euronet Worldwide, Inc	48
465	*	ExactTarget, Inc	10
1,144	*	ExlService Holdings, Inc	28
20,469	*,e	Facebook, Inc	637
2,179		Factset Research Systems, Inc	203
1,607		Fair Isaac Corp	68
2,479	*	FalconStor Software, Inc	6
11,866		Fidelity National Information Services, Inc	404
4,905	*	First American Corp	90

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,633	*	Fiserv, Inc	$479
2,362	*	FleetCor Technologies, Inc	83
471		Forrester Research, Inc	16
6,352	*	Fortinet, Inc	147
4,737	*	Gartner, Inc	204
6,359	*	Genpact Ltd	106
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	20
4,051		Global Payments, Inc	175
2,157	*,e	Glu Mobile, Inc	12
12,520	*	Google, Inc (Class A)	7,262
680	*	Guidance Software, Inc	6
937	*,e	Guidewire Software, Inc	26
1,547	*	Hackett Group, Inc	9
1,893		Heartland Payment Systems, Inc	57
1,560	*,e	Higher One Holdings, Inc	19
3,483		IAC/InterActiveCorp	159
1,449	*	iGate Corp	25
468	*	Imperva, Inc	13
379	*	Infoblox, Inc	9
5,344	*	Informatica Corp	226
1,066	*	Innodata Isogen, Inc	7
803	*	Interactive Intelligence, Inc	23
3,256	*	Internap Network Services Corp	21
52,668		International Business Machines Corp	10,301
14,216		Intuit, Inc	844
2,611	*	Ipass, Inc	6
2,389	e	j2 Global, Inc	63
3,917		Jack Henry & Associates, Inc	135
2,111	*	JDA Software Group, Inc	63
950	*,e	Jive Software, Inc	20
1,328	*	Kenexa Corp	39
941		Keynote Systems, Inc	14
1,804	*,e	KIT Digital, Inc	8
1,667	*	Knot, Inc	15
4,117		Lender Processing Services, Inc	104
3,363	*,e	Limelight Networks, Inc	10
3,007	*,e	LinkedIn Corp	320
3,304	*	Lionbridge Technologies	10
1,143	*	Liquidity Services, Inc	58
2,686	*	Liveperson, Inc	51
1,024	*	LogMeIn, Inc	31
716	*,e	magicJack VocalTec Ltd	14
988	*	Manhattan Associates, Inc	45
1,171	e	Mantech International Corp (Class A)	27
1,311	e	Marchex, Inc (Class B)	5
1,092	*	Market Leader, Inc	6
5,268		Mastercard, Inc (Class A)	2,266
1,366		MAXIMUS, Inc	71
4,392	*	Mentor Graphics Corp	66
3,908	*	Micros Systems, Inc	200
363,682		Microsoft Corp	11,125
425	*	MicroStrategy, Inc (Class A)	55
528	*	Millennial Media, Inc	7
2,352		ModusLink Global Solutions, Inc	7
1,065	*	MoneyGram International, Inc	16
1,800	*	Monotype Imaging Holdings, Inc	30
4,617	*	Monster Worldwide, Inc	39
2,146	*	Move, Inc	20
1,792	*	Netscout Systems, Inc	39
1,519	*	NetSuite, Inc	83
3,278	*	NeuStar, Inc (Class A)	109
3,206		NIC, Inc	41
12,038	*	Nuance Communications, Inc	287

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,193	*,e	OpenTable, Inc	$54
721		Opnet Technologies, Inc	19
185,646		Oracle Corp	5,514
5,816	*	Parametric Technology Corp	122
15,748		Paychex, Inc	495
792	e	Pegasystems, Inc	26
1,252	*	Perficient, Inc	14
603	*	Pervasive Software, Inc	5
958	*	PRG-Schultz International, Inc	8
3,045	*	Progress Software Corp	64
289	*	Proofpoint, Inc	5
1,099	*	PROS Holdings, Inc	18
400	*	QAD, Inc (Class A)	6
4,136	*	QLIK Technologies, Inc	91
2,811	*	Quest Software, Inc	78
1,192	*,e	QuinStreet, Inc	11
5,296	*	Rackspace Hosting, Inc	233
1,085		RealNetworks, Inc	9
1,540	*,e	RealPage, Inc	36
9,437	*	Red Hat, Inc	533
1,734	*,e	Responsys, Inc	21
560	*	Rosetta Stone, Inc	8
5,389	*	Rovi Corp	106
1,356	*	Saba Software, Inc	13
13,809		SAIC, Inc	167
6,738	*	Salesforce.com, Inc	932
5,190		Sapient Corp	52
876	*	Sciquest, Inc	16
1,446	*	Seachange International, Inc	12
2,425	*,e	ServiceSource International LLC	34
2,993	*	SolarWinds, Inc	130
3,368		Solera Holdings, Inc	141
1,445	*	Sourcefire, Inc	74
420	*,e,m	Splunk, Inc	12
510	*	SPS Commerce, Inc	15
470	*	SRS Labs, Inc	4
1,635	*	SS&C Technologies Holdings, Inc	41
510		Stamps.com, Inc	13
2,697	*	SupportSoft, Inc	9
34,857	*	Symantec Corp	509
326	*,e	Synacor, Inc	4
1,334	*	Synchronoss Technologies, Inc	25
6,909	*	Synopsys, Inc	203
744		Syntel, Inc	45
1,633	*	TA Indigo Holding Corp	7
3,743	*	Take-Two Interactive Software, Inc	35
1,464	*	Tangoe, Inc	31
598	*	TechTarget, Inc	3
834	*	TeleNav, Inc	5
1,647	*	TeleTech Holdings, Inc	26
8,229	*	Teradata Corp	593
8,011	*	TIBCO Software, Inc	240
5,735	*	TiVo, Inc	47
1,534	*	TNS, Inc	27
7,618		Total System Services, Inc	182
285	*	Travelzoo, Inc	6
1,686	*	Tyler Technologies, Inc	68
1,323	*	Ultimate Software Group, Inc	118
2,353	*	Unisys Corp	46
4,557		United Online, Inc	19
4,315	*	Unwired Planet, Inc	10
3,937	*	Valueclick, Inc	64
1,909	*	Vantiv, Inc	44
1,577	*	Vasco Data Security International	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,078	*	VeriFone Systems, Inc	$168
1,073	*	Verint Systems, Inc	32
7,843		VeriSign, Inc	342
2,063	*,e	VirnetX Holding Corp	73
620	*	Virtusa Corp	8
25,526		Visa, Inc (Class A)	3,156
1,682	*,e	VistaPrint Ltd	54
4,280	*	VMware, Inc (Class A)	390
792	*	Vocus, Inc	15
2,248	*,e	WebMD Health Corp (Class A)	46
1,434	*	Websense, Inc	27
1,494	*	Website Pros, Inc	27
29,786		Western Union Co	502
1,956	*	Wright Express Corp	121
59,142	*	Yahoo!, Inc	936
409	*	Yelp, Inc	9
153	*,e	Zillow, Inc	6
3,311	*	Zix Corp	9
5,350	*,e	Zynga, Inc	29

		TOTAL SOFTWARE & SERVICES	68,554

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
2,135	*,e	3D Systems Corp	73
2,645	*,e	Acme Packet, Inc	49
3,005		Adtran, Inc	91
1,334	*	Agilysys, Inc	12
7,875		Amphenol Corp (Class A)	433
1,061	*	Anaren, Inc	21
1,463		Anixter International, Inc	78
45,320	*	Apple, Inc	26,467
5,392	*	Arris Group, Inc	75
5,381	*	Arrow Electronics, Inc	177
5,445	*,e	Aruba Networks, Inc	82
308	*	Audience, Inc	6
1,355	*	Avid Technology, Inc	10
6,883	*	Avnet, Inc	212
2,526		AVX Corp	27
995	*,e	AX Holding Corp	6
779		Badger Meter, Inc	29
674		Bel Fuse, Inc (Class B)	12
3,073	*	Benchmark Electronics, Inc	43
973		Black Box Corp	28
1,815	*,e	Bookham, Inc	6
3,698	*	Brightpoint, Inc	20
22,280	*	Brocade Communications Systems, Inc	110
1,369	*	CalAmp Corp	10
1,907	*,e	Calix Networks, Inc	16
2,124	*	Checkpoint Systems, Inc	19
4,899	*	Ciena Corp	80
260,255		Cisco Systems, Inc	4,469
2,099		Cognex Corp	66
1,087	*	Coherent, Inc	47
997		Comtech Telecommunications Corp	28
10,597	*	Comverse Technology, Inc	62
73,755		Corning, Inc	954
1,943	*	Cray, Inc	23
1,799		CTS Corp	17
2,087		Daktronics, Inc	14
708	*	Datalink Corp	7
71,625	*	Dell, Inc	897
3,067		Diebold, Inc	113
1,490	*	Digi International, Inc	15
2,450	*	Dolby Laboratories, Inc (Class A)	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,039	*	DTS, Inc	$27
1,837	*	Echelon Corp	6
1,973	*	EchoStar Corp (Class A)	52
1,000		Electro Rent Corp	16
1,450		Electro Scientific Industries, Inc	17
2,122	*	Electronics for Imaging, Inc	34
100,383	*	EMC Corp	2,573
3,637	*	Emulex Corp	26
4,537	*	Extreme Networks, Inc	16
3,859	*	F5 Networks, Inc	384
1,026	*	Fabrinet	13
910	*	FARO Technologies, Inc	38
1,923	*	FEI Co	92
4,415	*	Finisar Corp	66
8,113		Flir Systems, Inc	158
3,288	*,e	Fusion-io, Inc	69
1,197	*	Globecomm Systems, Inc	12
1,328	*	GSI Group, Inc	15
5,307	*	Harmonic, Inc	23
5,532		Harris Corp	232
3,340	*	Harris Stratex Networks, Inc (Class A)	9
94,946		Hewlett-Packard Co	1,909
1,552	*	Imation Corp	9
1,615	*	Immersion Corp	9
5,305	*,e	Infinera Corp	36
7,086	*	Ingram Micro, Inc (Class A)	124
2,496	*	Insight Enterprises, Inc	42
2,201	e	InterDigital, Inc	65
2,592	*	Intermec, Inc	16
1,163	*	Intevac, Inc	9
1,784	*	InvenSense, Inc	20
1,555	*,e	IPG Photonics Corp	68
2,131	*	Itron, Inc	88
1,708	*	Ixia	21
8,999		Jabil Circuit, Inc	183
11,409	*	JDS Uniphase Corp	125
25,748	*	Juniper Networks, Inc	420
2,177	*	Kemet Corp	13
758	*	KVH Industries, Inc	9
852	*	LeCroy Corp	12
3,561		Lexmark International, Inc (Class A)	95
1,051		Littelfuse, Inc	60
522		Loral Space & Communications, Inc	35
1,385	*,e	Maxwell Technologies, Inc	9
742	*	Measurement Specialties, Inc	24
1,540	*	Mercury Computer Systems, Inc	20
126		Mesa Laboratories, Inc	6
2,035		Methode Electronics, Inc	17
6,577	e	Molex, Inc	157
12,484		Motorola, Inc	601
860		MTS Systems Corp	33
555	*	Multi-Fineline Electronix, Inc	14
4,591		National Instruments Corp	123
7,727	*	NCR Corp	176
1,120	*,e	Neonode, Inc	7
1,019	*,e	NeoPhotonics Corp Ltd	5
17,628	*	NetApp, Inc	561
1,861	*	Netgear, Inc	64
2,159	*	Newport Corp	26
496	*,e	Numerex Corp	5
2,560	*,e	OCZ Technology Group, Inc	14
1,210	*	Oplink Communications, Inc	16
970	*	OSI Systems, Inc	61
1,164		Park Electrochemical Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,576	*	Parkervision, Inc	$9
143		PC Connection, Inc	2
850		PC-Tel, Inc	5
2,022		Plantronics, Inc	68
1,613	*	Plexus Corp	46
8,460	*	Polycom, Inc	89
3,047	*,e	Power-One, Inc	14
950	*	Procera Networks, Inc	23
4,711	*	QLogic Corp	65
82,673		Qualcomm, Inc	4,603
11,444	*	Quantum Corp	23
1,782	*,e	Rackable Systems, Inc	11
1,200	*	Radisys Corp	8
1,970	*,e	RealD, Inc	29
717		Richardson Electronics Ltd	9
7,755	*	Riverbed Technology, Inc	125
1,445	*	Rofin-Sinar Technologies, Inc	27
790	*	Rogers Corp	31
11,574	*	SanDisk Corp	422
4,084	*	Sanmina-SCI Corp	33
930	*	Scansource, Inc	29
2,605	*	ShoreTel, Inc	11
11,025	*	Sonus Networks, Inc	24
2,145	*	STEC, Inc	17
954	*,e	Stratasys, Inc	47
1,355	*	Super Micro Computer, Inc	21
1,033		Sycamore Networks, Inc	15
2,360	*	Symmetricom, Inc	14
1,327	*,e	Synaptics, Inc	38
1,272	*	SYNNEX Corp	44
1,958	*	Tech Data Corp	94
18,322		Tellabs, Inc	61
824		Telular Corp	8
247		Tessco Technologies, Inc	5
6,200	*	Trimble Navigation Ltd	285
2,608	*	TTM Technologies, Inc	25
484	*,e	Ubiquiti Networks, Inc	7
1,939	*,e	Universal Display Corp	70
1,758	*	Viasat, Inc	66
128	*	Viasystems Group, Inc	2
7,054	*	Vishay Intertechnology, Inc	67
654	*	Vishay Precision Group, Inc	9
2,690	*	Westell Technologies, Inc	6
11,391	*	Western Digital Corp	347
65,455		Xerox Corp	515
2,509	*	Zebra Technologies Corp (Class A)	86
1,176	*	Zygo Corp	21

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	51,796

TELECOMMUNICATION SERVICES - 2.8%
3,067	*,e	8x8, Inc	13
1,168		AboveNet, Inc	98
283,931		AT&T, Inc	10,125
490		Atlantic Tele-Network, Inc	17
769	*,e	Boingo Wireless, Inc	9
662	*	Cbeyond Communications, Inc	5
29,915		CenturyTel, Inc	1,181
10,048	*	Cincinnati Bell, Inc	37
7,934	*,e	Clearwire Corp (Class A)	9
2,389	*	Cogent Communications Group, Inc	46
1,438	e	Consolidated Communications Holdings, Inc	21
14,234	*	Crown Castle International Corp	835
1,092	*,e	Fairpoint Communications, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

49,615	e	Frontier Communications Corp	$190
2,090	*	General Communication, Inc (Class A)	17
705		HickoryTech Corp	8
609		IDT Corp (Class B)	6
1,613	*	inContact, Inc	8
2,276	*	Iridium Communications, Inc	20
3,287	*,e	Leap Wireless International, Inc	21
7,503	*	Level 3 Communications, Inc	166
757		Lumos Networks Corp	7
14,039	*	MetroPCS Communications, Inc	85
1,751	*	Neutral Tandem, Inc	23
8,600	*	NII Holdings, Inc (Class B)	88
757		NTELOS Holdings Corp	14
1,760	*	Orbcomm, Inc	6
3,214	*	Premiere Global Services, Inc	27
586	e	Primus Telecommunications Group, Inc	9
5,889	*	SBA Communications Corp (Class A)	336
854		Shenandoah Telecom Co	12
145,641	*	Sprint Nextel Corp	475
4,484		Telephone & Data Systems, Inc	95
1,746	*,e	Towerstream Corp	7
7,314	*	tw telecom inc (Class A)	188
432	*	US Cellular Corp	17
1,177		USA Mobility, Inc	15
137,544		Verizon Communications, Inc	6,113
7,062	*	Vonage Holdings Corp	14
28,704	e	Windstream Corp	277

		TOTAL TELECOMMUNICATION SERVICES	20,647

TRANSPORTATION - 1.9%
2,669	*	Air Transport Services Group, Inc	14
3,462	*	Alaska Air Group, Inc	124
2,122		Alexander & Baldwin Holdings, Inc	113
511	*	Allegiant Travel Co	36
407		Amerco, Inc	37
1,342		Arkansas Best Corp	17
1,336	*	Atlas Air Worldwide Holdings, Inc	58
4,223	*	Avis Budget Group, Inc	64
988		Celadon Group, Inc	16
7,902		CH Robinson Worldwide, Inc	463
2,731		Con-Way, Inc	99
1,607		Copa Holdings S.A. (Class A)	133
50,476		CSX Corp	1,129
42,755	*	Delta Air Lines, Inc	468
1,331	*	Dollar Thrifty Automotive Group, Inc	108
539	*	Echo Global Logistics, Inc	10
10,325		Expeditors International Washington, Inc	400
15,289		FedEx Corp	1,401
1,526		Forward Air Corp	49
1,322	*,e	Genco Shipping & Trading Ltd	4
1,775	*	Genesee & Wyoming, Inc (Class A)	94
2,405	*	Hawaiian Holdings, Inc	16
1,514		Heartland Express, Inc	22
12,337	*	Hertz Global Holdings, Inc	158
1,468	*	Hub Group, Inc (Class A)	53
357		International Shipholding Corp	7
4,369		J.B. Hunt Transport Services, Inc	260
9,209	*,e	JetBlue Airways Corp	49
5,349		Kansas City Southern Industries, Inc	372
2,711	*	Kirby Corp	128
3,018		Knight Transportation, Inc	48
2,283		Landstar System, Inc	118
232		Marten Transport Ltd	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,828		Norfolk Southern Corp	$1,136
2,205	*	Old Dominion Freight Line	95
2,338	*	Pacer International, Inc	13
421	*	Park-Ohio Holdings Corp	8
309	*	Patriot Transportation Holding, Inc	7
748	*	Quality Distribution, Inc	8
1,080	*	RailAmerica, Inc	26
859	*	Rand Logistics, Inc	7
2,007	*	Republic Airways Holdings, Inc	11
437	*	Roadrunner Transportation Services Holdings, Inc	7
2,596		Ryder System, Inc	94
900	*	Saia, Inc	20
2,935		Skywest, Inc	19
37,318		Southwest Airlines Co	344
1,243	*	Spirit Airlines, Inc	24
2,248	*	Swift Transportation Co, Inc	21
16,141	*	UAL Corp	393
22,923		Union Pacific Corp	2,735
35,058		United Parcel Service, Inc (Class B)	2,761
200		Universal Truckload Services, Inc	3
7,760	*,e	US Airways Group, Inc	103
5,030		UTI Worldwide, Inc	73
2,203		Werner Enterprises, Inc	53
842	*	XPO Logistics, Inc	14
512	*,e	Zipcar, Inc	6

		TOTAL TRANSPORTATION	14,054

UTILITIES - 3.7%
32,364	*	AES Corp	415
5,564		AGL Resources, Inc	216
1,847		Allete, Inc	77
5,249		Alliant Energy Corp	239
12,180		Ameren Corp	408
23,557		American Electric Power Co, Inc	940
523		American States Water Co	21
8,445		American Water Works Co, Inc	290
6,719		Aqua America, Inc	168
366		Artesian Resources Corp	8
5,498		Atlantic Power Corp	70
4,376		Atmos Energy Corp	153
2,915		Avista Corp	78
2,076		Black Hills Corp	67
727	*,e	Cadiz, Inc	5
2,026		California Water Service Group	37
19,658	*	Calpine Corp	325
20,864		Centerpoint Energy, Inc	431
489		CH Energy Group, Inc	32
551		Chesapeake Utilities Corp	24
2,955		Cleco Corp	124
12,756		CMS Energy Corp	300
518		Connecticut Water Service, Inc	15
14,115		Consolidated Edison, Inc	878
892		Consolidated Water Co, Inc	7
339		Delta Natural Gas Co, Inc	7
27,760		Dominion Resources, Inc	1,499
8,310		DTE Energy Co	493
65,365		Duke Energy Corp	1,507
16,156		Edison International	746
1,646		El Paso Electric Co	55
1,386		Empire District Electric Co	29
8,537		Entergy Corp	580
41,239		Exelon Corp	1,551
20,676		FirstEnergy Corp	1,017

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
609		Genie Energy Ltd	$5
6,564		Great Plains Energy, Inc	141
4,806		Hawaiian Electric Industries, Inc	137
2,426		Idacorp, Inc	102
3,799		Integrys Energy Group, Inc	216
2,482		ITC Holdings Corp	171
1,170		Laclede Group, Inc	47
9,189		MDU Resources Group, Inc	199
1,117		MGE Energy, Inc	53
813		Middlesex Water Co	16
3,522		National Fuel Gas Co	165
2,008		New Jersey Resources Corp	88
20,266		NextEra Energy, Inc	1,394
13,829		NiSource, Inc	342
15,327		Northeast Utilities	595
1,299		Northwest Natural Gas Co	62
1,761		NorthWestern Corp	65
11,948	*	NRG Energy, Inc	207
11,472		NV Energy, Inc	202
4,787		OGE Energy Corp	248
10,100		Oneok, Inc	427
919	e	Ormat Technologies, Inc	20
1,956		Otter Tail Corp	45
11,070		Pepco Holdings, Inc	217
19,496		PG&E Corp	883
3,475		Piedmont Natural Gas Co, Inc	112
5,314		Pinnacle West Capital Corp	275
4,395		PNM Resources, Inc	86
3,801		Portland General Electric Co	101
28,315		PPL Corp	787
14,443		Progress Energy, Inc	869
24,715		Public Service Enterprise Group, Inc	803
8,653		Questar Corp	181
37,408	*	RRI Energy, Inc	64
5,492		SCANA Corp	263
11,553		Sempra Energy	796
678		SJW Corp	16
1,513		South Jersey Industries, Inc	77
42,212		Southern Co	1,954
2,247		Southwest Gas Corp	98
10,471		TECO Energy, Inc	189
5,470		UGI Corp	161
2,458		UIL Holdings Corp	88
597		Unitil Corp	16
1,902		UNS Energy Corp	73
3,990		Vectren Corp	118
5,819		Westar Energy, Inc	174
2,570		WGL Holdings, Inc	102
11,258		Wisconsin Energy Corp	445
23,575		Xcel Energy, Inc	670
672	e	York Water Co	12

		TOTAL UTILITIES	27,389

		TOTAL COMMON STOCKS	732,869

		(Cost $516,296)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
559	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
16,588,077	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$16,588

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	16,588

		TOTAL SHORT-TERM INVESTMENTS	16,588

		(Cost $16,588)
		TOTAL INVESTMENTS - 102.1%	749,457
		(Cost $532,884)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(15,028)

		NET ASSETS - 100.0%	$734,429

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securites on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,548,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Dated: August 16, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification